UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-06650

Lord abbett research fund, inc.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 11/30

Date of reporting period: 5/31/2014

Item 1:      Report(s) to Shareholders.

2 0 1 4

L O R D  A B B E T T

S E M I A N N U A L

R E P O R T

Lord Abbett

Calibrated Dividend Growth Fund

For the six-month period ended May 31, 2014

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Sector

4	Schedule of Investments

8	Statement of Assets and Liabilities

10	Statement of Operations

11	Statements of Changes in Net Assets

12	Financial Highlights

20	Notes to Financial Statements

31	Supplemental Information to Shareholders

Lord Abbett Research Fund

Lord Abbett Calibrated Dividend Growth Fund

Semiannual Report

For the six-month period ended May 31, 2014

Daria L. Foster, Director, President and Chief Executive Officer of the Lord Abbett Funds, and E. Thayer Bigelow, Independent Chairman of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this overview of the performance of Lord Abbett Calibrated Dividend Growth Fund for the six-month period ended May 31, 2014. For additional information about the Fund, please visit our Website at www.lordabbett.com, where you also can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our Website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Daria L. Foster

Director, President and Chief Executive Officer

1

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2013 through May 31, 2014).

Actual Expenses

For each class of the Fund, the first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 12/1/13 – 5/31/14” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of the Fund, the second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	12/1/13	5/31/14	12/1/13 - 5/31/14
Class A
Actual	$1,000.00	$1,059.60	$4.36
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.69	$4.28
Class B
Actual	$1,000.00	$1,055.90	$8.20
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.95	$8.05
Class C
Actual	$1,000.00	$1,056.10	$8.15
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.00	$8.00
Class F
Actual	$1,000.00	$1,060.30	$3.60
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.44	$3.53
Class I
Actual	$1,000.00	$1,061.00	$3.08
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.94	$3.02
Class P
Actual	$1,000.00	$1,058.50	$5.39
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.70	$5.29
Class R2
Actual	$1,000.00	$1,058.10	$6.16
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.95	$6.04
Class R3
Actual	$1,000.00	$1,058.30	$5.59
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.50	$5.49

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.85% for Class A, 1.60% for Class B, 1.59% for Class C, 0.70% for Class F, 0.60% for Class I, 1.05% for Class P, 1.20% for Class R2 and 1.09% for Class R3) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

May 31, 2014

Sector*	%**
Consumer Discretionary	10.37%
Consumer Staples	18.36%
Energy	9.47%
Financials	6.03%
Health Care	9.28%
Industrials	18.53%

Sector*	%**
Information Technology	10.51%
Materials	7.59%
Telecommunication Services	2.56%
Utilities	6.88%
Repurchase Agreement	0.42%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

 3

Schedule of Investments (unaudited)

May 31, 2014

Investments	Shares	Fair Value (000)
COMMON STOCKS 99.37%

Aerospace & Defense 5.97%
Lockheed Martin Corp.	260,461	$42,625
United Technologies Corp.	697,300	81,040
Total		123,665

Air Freight & Logistics 0.84%
C.H. Robinson Worldwide, Inc.	87,700	5,250
FedEx Corp.	83,935	12,100
Total		17,350

Auto Components 0.60%
Johnson Controls, Inc.	257,400	12,448

Banks 0.10%
Commerce Bancshares, Inc.	46,964	2,039

Beverages 4.73%
Coca-Cola Co. (The)	1,068,579	43,716
PepsiCo, Inc.	613,602	54,199
Total		97,915

Building Products 0.10%
A.O. Smith Corp.	42,000	2,074

Capital Markets 1.83%
Eaton Vance Corp.	88,602	3,292
Franklin Resources, Inc.	539,357	29,778
SEI Investments Co.	85,679	2,821
T. Rowe Price Group, Inc.	25,400	2,071
Total		37,962

Chemicals 7.23%
Airgas, Inc.	74,400	7,910
Albemarle Corp.	219,942	15,218
International Flavors & Fragrances, Inc.	74,100	7,355
Monsanto Co.	561,549	68,425
PPG Industries, Inc.	179,168	36,122
Praxair, Inc.	18,037	2,385
RPM International, Inc.	145,859	6,282

Investments	Shares	Fair Value (000)
Sherwin-Williams Co. (The)	12,500	$2,558
Valspar Corp. (The)	48,766	3,641
Total		149,896

Commercial Services & Supplies 0.10%
Cintas Corp.	33,396	2,075

Communications Equipment 3.30%
QUALCOMM, Inc.	849,126	68,312

Containers & Packaging 0.34%
AptarGroup, Inc.	34,868	2,322
Bemis Co., Inc.	60,711	2,514
Sonoco Products Co.	54,300	2,293
Total		7,129

Diversified Telecommunication Services 2.45%
AT&T, Inc.	1,432,564	50,813

Electric: Utilities 5.32%
Edison International	78,900	4,351
NextEra Energy, Inc.	326,067	31,746
Northeast Utilities	130,422	5,921
PPL Corp.	484,169	16,989
Southern Co. (The)	600,822	26,304
Westar Energy, Inc.	85,000	3,064
Xcel Energy, Inc.	711,700	21,892
Total		110,267

Electrical Equipment 1.23%
Emerson Electric Co.	383,188	25,570

Energy Equipment & Services 1.29%
Helmerich & Payne, Inc.	242,808	26,697

Food & Staples Retailing 6.34%
Sysco Corp.	59,900	2,248
Wal-Mart Stores, Inc.	909,270	69,805
Walgreen Co.	825,019	59,327
Total		131,380

4	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

May 31, 2014

Investments	Shares	Fair Value (000)
Food Products 1.83%
Archer-Daniels-Midland Co.	194,000	$8,718
Bunge Ltd.	278,071	21,609
General Mills, Inc.	42,500	2,335
McCormick & Co., Inc.	73,100	5,286
Total		37,948

Gas Utilities 0.63%
National Fuel Gas Co.	45,841	3,438
UGI Corp.	199,600	9,715
Total		13,153

Health Care Equipment & Supplies 4.25%
Becton, Dickinson & Co.	227,880	26,821
C.R. Bard, Inc.	178,397	26,387
Medtronic, Inc.	241,903	14,763
Stryker Corp.	237,300	20,050
Total		88,021

Health Care Providers & Services 1.25%
Cardinal Health, Inc.	367,052	25,925

Hotels, Restaurants & Leisure 3.00%
McDonald’s Corp.	613,026	62,179

Household Durables 0.12%
Leggett & Platt, Inc.	74,333	2,521

Household Products 4.41%
Colgate-Palmolive Co.	593,448	40,592
Kimberly-Clark Corp.	451,315	50,705
Total		91,297

Industrial Conglomerates 2.63%
3M Co.	382,310	54,498

Information Technology Services 3.27%
International Business
Machines Corp.	367,250	67,706

Insurance 3.97%
ACE Ltd. (Switzerland)(a)	422,721	43,840
Aflac, Inc.	510,065	31,231
Brown & Brown, Inc.	71,000	2,144

Investments	Shares	Fair Value (000)
HCC Insurance Holdings, Inc.	53,435	$2,510
W.R. Berkley Corp.	55,678	2,482
Total		82,207

Leisure Product 0.42%
Hasbro, Inc.	161,232	8,658

Machinery 5.44%
Caterpillar, Inc.	166,505	17,022
CLARCOR, Inc.	35,870	2,099
Deere & Co.	551,000	50,235
Donaldson Co., Inc.	72,268	2,943
Graco, Inc.	51,431	3,753
Lincoln Electric Holdings, Inc.	45,131	2,965
Nordson Corp.	46,594	3,799
Stanley Black & Decker, Inc.	304,000	26,570
Valmont Industries, Inc.	21,600	3,347
Total		112,733

Multi-Line Retail 0.94%
Family Dollar Stores, Inc.	333,519	19,544

Multi-Utilities 0.80%
Alliant Energy Corp.	49,400	2,880
Consolidated Edison, Inc.	37,500	2,063
SCANA Corp.	221,951	11,541
Total		16,484

Oil, Gas & Consumable Fuels 8.16%
Chevron Corp.	567,362	69,666
EOG Resources, Inc.	117,434	12,425
Exxon Mobil Corp.	92,383	9,287
Murphy Oil Corp.	168,382	10,384
Occidental Petroleum Corp.	618,197	61,628
Williams Cos., Inc. (The)	123,200	5,786
Total		169,176

Pharmaceuticals 3.77%
AbbVie, Inc.	657,707	35,733
Johnson & Johnson	392,223	39,795
Perrigo Co. plc (Ireland)(a)	18,100	2,502
Total		78,030

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(continued)

May 31, 2014

Investments	Shares	Fair Value (000)
Professional Services 0.12%
Robert Half International, Inc.	53,600	$2,444

Road & Rail 0.97%
Norfolk Southern Corp.	200,318	20,182

Semiconductors & Semiconductor Equipment 3.82%
Intel Corp.	2,062,700	56,353
Microchip Technology, Inc.	477,567	22,732
Total		79,085

Software 0.11%
FactSet Research Systems, Inc.	21,160	2,267

Specialty Retail 4.08%
Best Buy Co., Inc.	549,821	15,208
Lowe’s Cos., Inc.	899,175	42,333
Ross Stores, Inc.	393,144	26,911
Total		84,452

Textiles, Apparel & Luxury Goods 1.18%
NIKE, Inc. Class B	97,610	7,507
VF Corp.	270,214	17,029
Total		24,536

Thrifts & Mortgage Finance 0.11%
People’s United Financial, Inc.	165,154	2,373

Tobacco 1.01%
Altria Group, Inc.	505,215	20,997

Trading Companies & Distributors 1.09%
W.W. Grainger, Inc.	87,141	22,515

Water Utilities 0.12%
Aqua America, Inc.	93,911	2,383

Investments	Shares	Fair Value (000)
Wireless Telecommunication Services 0.10%
Telephone & Data Systems, Inc.	77,321	$2,143
Total Common Stocks (cost $1,825,682,168)		2,059,049

	Principal Amount (000)
SHORT-TERM INVESTMENT 0.42%

Repurchase Agreement
Repurchase Agreement dated 5/30/2014, Zero Coupon due 6/2/2014 with Fixed Income Clearing Corp. collateralized by $8,965,000 of U.S. Treasury Note at 0.625% due 11/30/2017; value: $8,870,294; proceeds: $8,694,403 (cost $8,694,403)	$8,694	8,694
Total Investments in Securities 99.79% (cost $1,834,376,571)		2,067,743
Cash and Other Assets in Excess of Liabilities(b) 0.21%		4,368
Net Assets 100.00%		$2,072,111

(a)	Foreign security traded in U.S. dollars.
(b)	Cash and Other Assets in Excess of Liabilities include net unrealized appreciation on futures contracts as follows:

6	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

May 31, 2013

Open Futures Contracts at May 31, 2014:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Appreciation
E-Mini S&P 500 Index	June 2014	86	Long	$8,262,450	$256,867

The following is a summary of the inputs used as of May 31, 2014 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$2,059,049	$—	$—	$2,059,049
Repurchase Agreement	—	8,694	—	8,694
Total	$2,059,049	$8,694	$—	$2,067,743

Other Financial Instruments
Futures Contracts
Assets	$257	$—	$—	$257
Liabilities	—	—	—	—
Total	$257	$—	$—	$257

(1)	Refer to note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the period ended May 31, 2014.

See Notes to Financial Statements.	7

Statement of Assets and Liabilities (unaudited)

May 31, 2014

ASSETS:
Investments in securities, at fair value (cost $1,834,376,571)	$2,067,742,566
Deposits with brokers for futures collateral	371,950
Receivables:
Investment securities sold	1,179,567
Dividends	5,911,786
Capital shares sold	2,703,766
From advisor (See Note 3)	382,513
Variation margin	15,446
Prepaid expenses and other assets	105,900
Total assets	2,078,413,494
LIABILITIES:
Payables:
Investment securities purchased	472,665
Capital shares reacquired	3,430,710
Management fee	1,085,277
12b-1 distribution fees	585,610
Directors’ fees	280,475
Fund administration	69,664
Accrued expenses	377,914
Total liabilities	6,302,315
NET ASSETS	$2,072,111,179
COMPOSITION OF NET ASSETS:
Paid-in capital	$1,688,329,591
Undistributed net investment income	4,237,352
Accumulated net realized gain on investments and futures contracts	145,919,741
Net unrealized appreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies	233,624,495
Net Assets	$2,072,111,179

8	See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)(concluded)

May 31, 2014

Net assets by class:
Class A Shares	$1,634,096,956
Class B Shares	$36,857,180
Class C Shares	$256,033,564
Class F Shares	$100,547,822
Class I Shares	$17,086,079
Class P Shares	$2,492,193
Class R2 Shares	$2,577,640
Class R3 Shares	$22,419,745
Outstanding shares by class:
Class A Shares (400 million shares of common stock authorized, $.001 par value)	102,114,113
Class B Shares (30 million shares of common stock authorized, $.001 par value)	2,323,993
Class C Shares (40 million shares of common stock authorized, $.001 par value)	16,145,982
Class F Shares (30 million shares of common stock authorized, $.001 par value)	6,286,633
Class I Shares (100 million shares of common stock authorized, $.001 par value)	1,061,085
Class P Shares (20 million shares of common stock authorized, $.001 par value)	155,262
Class R2 Shares (30 million shares of common stock authorized, $.001 par value)	160,334
Class R3 Shares (30 million shares of common stock authorized, $.001 par value)	1,406,171
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$16.00
Class A Shares-Maximum offering price (Net asset value plus sales charge of 5.75%)	$16.98
Class B Shares-Net asset value	$15.86
Class C Shares-Net asset value	$15.86
Class F Shares-Net asset value	$15.99
Class I Shares-Net asset value	$16.10
Class P Shares-Net asset value	$16.05
Class R2 Shares-Net asset value	$16.08
Class R3 Shares-Net asset value	$15.94

See Notes to Financial Statements.	9

Statement of Operations (unaudited)

For the Six Months Ended May 31, 2014

Investment income:
Dividends	$24,336,127
Total investment income	24,336,127
Expenses:
Management fee	6,315,482
12b-1 distribution plan-Class A	1,999,084
12b-1 distribution plan-Class B	198,594
12b-1 distribution plan-Class C	1,203,938
12b-1 distribution plan-Class F	48,233
12b-1 distribution plan-Class P	5,569
12b-1 distribution plan-Class R2	7,367
12b-1 distribution plan-Class R3	52,009
Shareholder servicing	1,190,852
Fund administration	404,983
Registration	110,756
Reports to shareholders	59,811
Directors’ fees	44,540
Custody	44,435
Professional	29,581
Other	12,469
Gross expenses	11,727,703
Expense reductions (See Note 9)	(833)
Management fee waived (See Note 3)	(2,137,326)
Net expenses	9,589,544
Net investment income	14,746,583
Net realized and unrealized gain (loss):
Net realized gain on investments and futures contracts	149,477,988
Net change in unrealized appreciation/depreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies	(47,182,809)
Net realized and unrealized gain	102,295,179
Net Increase in Net Assets Resulting From Operations	$117,041,762

10	See Notes to Financial Statements.

Statements of Changes in Net Assets

INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended May 31, 2014 (unaudited)	For the Year Ended November 30, 2013
Operations:
Net investment income	$14,746,583	$19,647,886
Net realized gain on investments and futures contracts	149,477,988	107,366,696
Net change in unrealized appreciation/depreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies	(47,182,809)	139,884,012
Net increase in net assets resulting from operations	117,041,762	266,898,594
Distributions to shareholders from:
Net investment income
Class A	(11,753,562)	(22,898,774)
Class B	(161,583)	(511,054)
Class C	(1,025,783)	(1,473,734)
Class F	(772,098)	(828,581)
Class I	(158,144)	(174,137)
Class P	(16,188)	(33,659)
Class R2	(15,295)	(5,122)
Class R3	(141,948)	(100,195)
Net realized gain
Class A	(37,788,080)	—
Class B	(998,547)	—
Class C	(5,449,033)	—
Class F	(2,218,615)	—
Class I	(491,483)	—
Class P	(54,267)	—
Class R2	(56,915)	—
Class R3	(490,397)	—
Total distributions to shareholders	(61,591,938)	(26,025,256)
Capital share transactions (Net of share conversions) (See Note 13):
Net proceeds from sales of shares	155,147,019	439,706,623
Net proceeds from reorganizations (See Note 14)	—	650,352,193
Reinvestment of distributions	58,022,145	25,046,233
Cost of shares reacquired	(275,853,230)	(241,730,526)
Net increase (decrease) in net assets resulting from capital share transactions	(62,684,066)	873,374,523
Net increase (decrease) in net assets	(7,234,242)	1,114,247,861
NET ASSETS:
Beginning of period	$2,079,345,421	$965,097,560
End of period	$2,072,111,179	$2,079,345,421
Undistributed net investment income	$4,237,352	$3,535,370

See Notes to Financial Statements.	11

Financial Highlights

	Class A Shares
	Six Months
	Ended
	5/31/2014		Year Ended 11/30
	(unaudited)		2013		2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$15.57		$12.66		$11.43	$11.26	$10.35	$8.66
Investment operations:
Net investment income(a)	.12		.24		.29	.29	.28	.34
Net realized and unrealized gain	.78		3.00		1.27	.17	.93	1.72
Total from investment operations	.90		3.24		1.56	.46	1.21	2.06
Distributions to shareholders from:
Net investment income	(.11)		(.33)		(.33)	(.29)	(.30)	(.37)
Net realized gain	(.36)		—		—	—	—	—
Total distributions	(.47)		(.33)		(.33)	(.29)	(.30)	(.37)
Net asset value, end of period	$16.00		$15.57		$12.66	$11.43	$11.26	$10.35
Total Return(b)	5.96	%(c)	26.09%		13.77%	4.03%	11.90%	24.58%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived	.42	%(c)	.85%		1.23%	1.30%	1.31%	1.37%
Expenses, including expense reductions and management fee waived	.42	%(c)	.85%		1.23%	1.30%	1.31%	1.37%
Expenses, excluding expense reductions and management fee waived	.53	%(c)	1.18%		1.31%	1.30%	1.31%	1.37%
Net investment income	.77	%(c)	1.73%		2.33%	2.45%	2.64%	3.66%

Supplemental Data:
Net assets, end of period (000)	$1,634,097		$1,646,617		$848,026	$898,508	$933,371	$974,791
Portfolio turnover rate	35.82	%(c)	54.87	%(d)	102.89%	22.87%	29.52%	52.24%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.
(d)	Excludes purchases and sales of securities in connection with the acquisition of Lord Abbett Classic Stock Fund on November 22, 2013.

12	See Notes to Financial Statements.

Financial Highlights (continued)

	Class B Shares
	Six Months
	Ended
	5/31/2014		Year Ended 11/30
	(unaudited)		2013		2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$15.44		$12.55		$11.33	$11.16	$10.26	$8.59
Investment operations:
Net investment income(a)	.06		.14		.20	.21	.21	.27
Net realized and unrealized gain	.78		2.97		1.26	.17	.92	1.71
Total from investment operations	.84		3.11		1.46	.38	1.13	1.98
Distributions to shareholders from:
Net investment income	(.06)		(.22)		(.24)	(.21)	(.23)	(.31)
Net realized gain	(.36)		—		—	—	—	—
Total distributions	(.42)		(.22)		(.24)	(.21)	(.23)	(.31)
Net asset value, end of period	$15.86		$15.44		$12.55	$11.33	$11.16	$10.26
Total Return(b)	5.59	%(c)	25.14%		13.04%	3.36%	11.17%	23.75%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived	.80	%(c)	1.60%		1.90%	1.95%	1.96%	2.02%
Expenses, including expense reductions and management fee waived	.80	%(c)	1.60%		1.90%	1.95%	1.96%	2.02%
Expenses, excluding expense reductions and management fee waived	.90	%(c)	1.93%		1.98%	1.95%	1.96%	2.02%
Net investment income	.40	%(c)	1.00%		1.67%	1.78%	1.99%	3.00%

Supplemental Data:
Net assets, end of period (000)	$36,857		$43,235		$31,891	$39,643	$48,714	$53,941
Portfolio turnover rate	35.82	%(c)	54.87	%(d)	102.89%	22.87%	29.52%	52.24%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.
(d)	Excludes purchases and sales of securities in connection with the acquisition of Lord Abbett Classic Stock Fund on November 22, 2013.

See Notes to Financial Statements.	13

Financial Highlights (continued)

	Class C Shares
	Six Months
	Ended
	5/31/2014		Year Ended 11/30
	(unaudited)		2013		2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$15.44		$12.57		$11.35	$11.18	$10.28	$8.60
Investment operations:
Net investment income(a)	.06		.14		.20	.21	.21	.28
Net realized and unrealized gain	.78		2.97		1.27	.17	.92	1.71
Total from investment operations	.84		3.11		1.47	.38	1.13	1.99
Distributions to shareholders from:
Net investment income	(.06)		(.24)		(.25)	(.21)	(.23)	(.31)
Net realized gain	(.36)		—		—	—	—	—
Total distributions	(.42)		(.24)		(.25)	(.21)	(.23)	(.31)
Net asset value, end of period	$15.86		$15.44		$12.57	$11.35	$11.18	$10.28
Total Return(b)	5.61	%(c)	25.14%		13.06%	3.39%	11.15%	23.82%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived	.79	%(c)	1.60%		1.88%	1.94%	1.96%	2.02%
Expenses, including expense reductions and management fee waived	.79	%(c)	1.60%		1.88%	1.94%	1.96%	2.02%
Expenses, excluding expense reductions and management fee waived	.90	%(c)	1.91%		1.98%	1.95%	1.96%	2.02%
Net investment income	.40	%(c)	.97%		1.67%	1.82%	1.99%	3.02%

Supplemental Data:
Net assets, end of period (000)	$256,034		$232,350		$61,096	$57,695	$56,383	$59,267
Portfolio turnover rate	35.82	%(c)	54.87	%(d)	102.89%	22.87%	29.52%	52.24%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.
(d)	Excludes purchases and sales of securities in connection with the acquisition of Lord Abbett Classic Stock Fund on November 22, 2013.

14	See Notes to Financial Statements.

Financial Highlights (continued)

	Class F Shares
	Six Months
	Ended
	5/31/2014		Year Ended 11/30
	(unaudited)		2013		2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$15.56		$12.65		$11.43	$11.25	$10.34	$8.65
Investment operations:
Net investment income(a)	.13		.27		.31	.32	.31	.34
Net realized and unrealized gain	.78		2.99		1.27	.18	.93	1.75
Total from investment operations	.91		3.26		1.58	.50	1.24	2.09
Distributions to shareholders from:
Net investment income	(.12)		(.35)		(.36)	(.32)	(.33)	(.40)
Net realized gain	(.36)		—		—	—	—	—
Total distributions	(.48)		(.35)		(.36)	(.32)	(.33)	(.40)
Net asset value, end of period	$15.99		$15.56		$12.65	$11.43	$11.25	$10.34
Total Return(b)	6.03	%(c)	26.31%		13.97%	4.39%	12.09%	25.05%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived	.35	%(c)	.70%		.98%	1.05%	1.06%	1.11%
Expenses, including expense reductions and management fee waived	.35	%(c)	.70%		.98%	1.05%	1.06%	1.11%
Expenses, excluding expense reductions and management fee waived	.45	%(c)	1.02%		1.08%	1.06%	1.06%	1.11%
Net investment income	.85	%(c)	1.86%		2.57%	2.70%	2.91%	3.66%

Supplemental Data:
Net assets, end of period (000)	$100,548		$96,398		$14,857	$8,251	$7,395	$4,238
Portfolio turnover rate	35.82	%(c)	54.87	%(d)	102.89%	22.87%	29.52%	52.24%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.
(d)	Excludes purchases and sales of securities in connection with the acquisition of Lord Abbett Classic Stock Fund on November 22, 2013.

See Notes to Financial Statements.	15

Financial Highlights (continued)

	Class I Shares
	Six Months
	Ended
	5/31/2014		Year Ended 11/30
	(unaudited)		2013		2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$15.66		$12.73		$11.50	$11.33	$10.41	$8.70
Investment operations:
Net investment income(a)	.14		.30		.30	.32	.32	.36
Net realized and unrealized gain	.79		3.00		1.30	.18	.94	1.75
Total from investment operations	.93		3.30		1.60	.50	1.26	2.11
Distributions to shareholders from:
Net investment income	(.13)		(.37)		(.37)	(.33)	(.34)	(.40)
Net realized gain	(.36)		—		—	—	—	—
Total distributions	(.49)		(.37)		(.37)	(.33)	(.34)	(.40)
Net asset value, end of period	$16.10		$15.66		$12.73	$11.50	$11.33	$10.41
Total Return(b)	6.10	%(c)	26.41%		14.08%	4.37%	12.33%	25.13%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived	.30	%(c)	.60%		.97%	.95%	.96%	1.01%
Expenses, including expense reductions and management fee waived	.30	%(c)	.60%		.97%	.95%	.96%	1.01%
Expenses, excluding expense reductions and management fee waived	.40	%(c)	.92%		.98%	.95%	.96%	1.01%
Net investment income	.93	%(c)	2.06%		2.54%	2.72%	2.98%	3.91%

Supplemental Data:
Net assets, end of period (000)	$17,086		$34,361		$3,497	$100,317	$337,978	$309,336
Portfolio turnover rate	35.82	%(c)	54.87	%(d)	102.89%	22.87%	29.52%	52.24%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.
(d)	Excludes purchases and sales of securities in connection with the acquisition of Lord Abbett Classic Stock Fund on November 22, 2013.

16	See Notes to Financial Statements.

Financial Highlights (continued)

	Class P Shares
	Six Months
	Ended
	5/31/2014		Year Ended 11/30
	(unaudited)		2013		2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$15.62		$12.70		$11.46	$11.29	$10.38	$8.68
Investment operations:
Net investment income(a)	.11		.22		.27	.28	.27	.33
Net realized and unrealized gain	.78		3.00		1.28	.16	.93	1.73
Total from investment operations	.89		3.22		1.55	.44	1.20	2.06
Distributions to shareholders from:
Net investment income	(.10)		(.30)		(.31)	(.27)	(.29)	(.36)
Net realized gain	(.36)		—		—	—	—	—
Total distributions	(.46)		(.30)		(.31)	(.27)	(.29)	(.36)
Net asset value, end of period	$16.05		$15.62		$12.70	$11.46	$11.29	$10.38
Total Return(b)	5.85	%(c)	25.81%		13.60%	4.00%	11.75%	24.52%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived	.52	%(c)	1.05%		1.35%	1.40%	1.41%	1.46%
Expenses, including expense reductions and management fee waived	.52	%(c)	1.05%		1.35%	1.40%	1.41%	1.46%
Expenses, excluding expense reductions and management fee waived	.63	%(c)	1.38%		1.43%	1.41%	1.41%	1.46%
Net investment income	.68	%(c)	1.55%		2.22%	2.35%	2.54%	3.54%

Supplemental Data:
Net assets, end of period (000)	$2,492		$2,355		$1,638	$1,910	$2,191	$2,906
Portfolio turnover rate	35.82	%(c)	54.87	%(d)	102.89%	22.87%	29.52%	52.24%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.
(d)	Excludes purchases and sales of securities in connection with the acquisition of Lord Abbett Classic Stock Fund on November 22, 2013.

See Notes to Financial Statements.	17

Financial Highlights (continued)

	Class R2 Shares
	Six Months
	Ended
	5/31/2014		Year Ended 11/30
	(unaudited)		2013		2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$15.65		$12.73		$11.49	$11.31	$10.40	$8.70
Investment operations:
Net investment income(a)	.09		.23		.26	.28	.26	.31
Net realized and unrealized gain	.80		2.98		1.28	.15	.92	1.75
Total from investment operations	.89		3.21		1.54	.43	1.18	2.06
Distributions to shareholders from:
Net investment income	(.10)		(.29)		(.30)	(.25)	(.27)	(.36)
Net realized gain	(.36)		—		—	—	—	—
Total distributions	(.46)		(.29)		(.30)	(.25)	(.27)	(.36)
Net asset value, end of period	$16.08		$15.65		$12.73	$11.49	$11.31	$10.40
Total Return(b)	5.81	%(c)	25.64%		13.46%	3.90%	11.56%	24.47%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived	.60	%(c)	1.20%		1.46%	1.54%	1.55%	1.49%
Expenses, including expense reductions and management fee waived	.60	%(c)	1.20%		1.46%	1.54%	1.55%	1.49%
Expenses, excluding expense reductions and management fee waived	.70	%(c)	1.52%		1.55%	1.55%	1.56%	1.49%
Net investment income	.60	%(c)	1.57%		2.10%	2.43%	2.39%	3.34%

Supplemental Data:
Net assets, end of period (000)	$2,578		$2,442		$112	$103	$30	$29
Portfolio turnover rate	35.82	%(c)	54.87	%(d)	102.89%	22.87%	29.52%	52.24%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.
(d)	Excludes purchases and sales of securities in connection with the acquisition of Lord Abbett Classic Stock Fund on November 22, 2013.

18	See Notes to Financial Statements.

Financial Highlights (concluded)

	Class R3 Shares
	Six Months
	Ended
	5/31/2014		Year Ended 11/30
	(unaudited)		2013		2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$15.52		$12.62		$11.40	$11.24	$10.33	$8.65
Investment operations:
Net investment income(a)	.10		.22		.26	.28	.27	.29
Net realized and unrealized gain	.78		2.98		1.27	.15	.93	1.76
Total from investment operations	.88		3.20		1.53	.43	1.20	2.05
Distributions to shareholders from:
Net investment income	(.10)		(.30)		(.31)	(.27)	(.29)	(.37)
Net realized gain	(.36)		—		—	—	—	—
Total distributions	(.46)		(.30)		(.31)	(.27)	(.29)	(.37)
Net asset value, end of period	$15.94		$15.52		$12.62	$11.40	$11.24	$10.33
Total Return(b)	5.83	%(c)	25.79%		13.57%	3.91%	11.73%	24.46%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived	.54	%(c)	1.10%		1.38%	1.45%	1.45%	1.50%
Expenses, including expense reductions and management fee waived	.54	%(c)	1.10%		1.38%	1.45%	1.45%	1.50%
Expenses, excluding expense reductions and management fee waived	.65	%(c)	1.42%		1.48%	1.45%	1.46%	1.50%
Net investment income	.66	%(c)	1.57%		2.15%	2.35%	2.49%	3.03%

Supplemental Data:
Net assets, end of period (000)	$22,420		$21,587		$3,980	$3,135	$2,116	$341
Portfolio turnover rate	35.82	%(c)	54.87	%(d)	102.89%	22.87%	29.52%	52.24%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.
(d)	Excludes purchases and sales of securities in connection with the acquisition of Lord Abbett Classic Stock Fund on November 22, 2013.

See Notes to Financial Statements.	19

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Research Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law on April 6, 1992. The Company currently consists of three separate funds. This report covers one of the funds and its classes: Lord Abbett Calibrated Dividend Growth Fund (the “Fund”).

The Fund’s investment objective is to seek current income and capital appreciation. The Fund has eight classes of shares: Class A, B, C, F, I, P, R2 and R3, each with different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class B, C, F, I, P, R2 and R3 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in the Fund’s prospectus); Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted. The Fund no longer issues Class B shares for purchase. The Fund’s Class P shares are closed to substantially all investors, with certain exceptions as set forth in the Fund’s prospectus.

On November 22, 2013, Calibrated Dividend Growth Fund acquired the net assets of Lord Abbett Classic Stock Fund (“Classic Stock Fund”), which was another fund managed by the Company. Refer to Note 14 Reorganization for additional information.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Exchange

20

Notes to Financial Statements (unaudited)(continued)

traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee and approved by the Board. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest income on the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended November 30, 2010 through November 30, 2013. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the Funds within the Company on a pro rata basis by relative net assets. Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C, F, P, R2 and R3 shares bear their class-specific share of all expenses and fees relating to the Fund’s 12b-1 Distribution Plan.

(f)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate

21

Notes to Financial Statements (unaudited)(continued)

prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies on the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized gain on investments, futures contracts and foreign currency related transactions on the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Fund uses foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(g)	Futures Contracts–The Fund may purchase and sell index futures contracts to manage cash, or as a substitute position for holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by the Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. The Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract. As of May 31, 2014, the Fund had open futures contracts.

(h)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(i)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk — for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances.

22

Notes to Financial Statements (unaudited)(continued)

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments and other financial instruments as of May 31, 2014 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the six months then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the following annual rate:

First $1 billion	.65%
Next $1 billion	.60%
Over $2 billion	.55%

For the six months ended May 31, 2014, the effective management fee, net of waivers, was at an annualized rate of .41% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets.

For the six months ended May 31, 2014 and continuing through March 31, 2015, Lord Abbett has contractually agreed to waive all or a portion of its management fee and, if necessary, waive all or a portion of its administrative fee and reimburse the Fund’s other expenses to the extent necessary so that the total net annual operating expenses for each class, excluding 12b-1 fees, do not exceed an annual rate of .60%. This agreement may be terminated only upon the approval of the Board.

12b-1 Distribution Plan

The Fund has adopted a distribution plan with respect to Class A, B, C, F, P, R2 and R3 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The following annual rates have been approved by the Board pursuant to the plan:

23

Notes to Financial Statements (unaudited)(continued)

Fees*	Class A	Class B	Class C	Class F	Class P	Class R2	Class R3
Service	.25%	.25%	.25%	—	.25%	.25%	.25%
Distribution	—	.75%	.75%	.10%	.20%	.35%	.25%

*	The Fund may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. (“FINRA”) sales charge limitations.

Class I shares do not have a distribution plan.

Commissions

Distributor received the following commissions on sales of shares of the Fund, after concessions were paid to authorized dealers, for the six months ended May 31, 2014:

Distributor Commissions	Dealers’ Concessions
$305,811	$1,638,266

Distributor received CDSCs of $15,791 and $20,943 for Class A and Class C shares, respectively, for the six months ended May 31, 2014.

A Director and certain of the Fund’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least quarterly. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended May 31, 2014 and the fiscal year ended November 30, 2013 was as follows:

	Six Months Ended 5/31/2014 (unaudited)	Year Ended 11/30/2013
Distributions paid from:
Ordinary income	$14,044,601	$26,025,256
Net long-term capital gains	47,547,337	—
Total distributions paid	$61,591,938	$26,025,256

As of May 31, 2014, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

24

Notes to Financial Statements (unaudited)(continued)

Calibrated Dividend Growth Fund
Tax cost	$1,837,536,201
Gross unrealized gain	237,063,857
Gross unrealized loss	(6,857,492)
Net unrealized security gain	$230,206,365

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to wash sales.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended May 31, 2014 were as follows:

Purchases	Sales
$728,433,314	$835,514,033

There were no purchases or sales of U.S. Government securities for the six months ended May 31, 2014.

6.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The Fund entered into E-Mini S&P 500 Index futures contracts for the six months ended May 31, 2014 (as described in note 2(g)) to manage cash. The Fund bears the risk that the underlying index will move unexpectedly, in which case the Fund may realize a loss. There is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

As of May 31, 2014, the Fund had futures contracts with unrealized appreciation of $256,867. Amounts of $869,946 and $256,867 are included in the Statement of Operations related to futures contracts under the captions Net realized gain on investments and futures contracts and Net change in unrealized appreciation/depreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies, respectively. The average number of futures contracts throughout the period was 89.

7.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). These disclosure requirements are intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. In addition, FASB issued Accounting Standards Update No. 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” (“ASU 2013-01”), specifying which transactions are subject to disclosures about offsetting.

The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the statement of assets and liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the

25

Notes to Financial Statements (unaudited)(continued)

agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the statement of assets and liabilities across transactions between the Fund and the applicable counterparty:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreement	$8,694,403	$—	$8,694,403
Total	$8,694,403	$—	$8,694,403

		Amounts Not Offset in the
		Statement of Assets and Liabilities
Counterparty	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$8,694,403	$—	$—	$(8,694,403)	$—
Total	$8,694,403	$—	$—	$(8,694,403)	$—

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net Amount represents the amount owed to the Fund by each counterparty as of May 31, 2014.

8.	DIRECTORS’ REMUNERATION

The Company’s officers and a Director, who are associated with Lord Abbett, do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

9.	EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

10.	LINE OF CREDIT

During the six months ended May 31, 2014, the Fund and certain other funds managed by Lord Abbett (the “Participating Funds”) participated in an unsecured revolving credit facility (“Facility”) with State Street Bank and Trust Company (“SSB”). The Facility is to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The amounts available under the Facility are (i) the lesser of either $250,000,000 or 33.33% of total assets per Participating Fund and (ii) $350,000,000 in the aggregate for all Participating Funds. The annual fee to maintain the Facility during the period was .09% of the amount available under the Facility. Each Participating Fund pays its pro rata share based on the net assets of each participating fund. This amount is included in Other expenses on the Fund’s Statement of Operations. Any

26

Notes to Financial Statements (unaudited)(continued)

borrowings under this Facility will bear interest at current market rates as set forth in the credit agreement.

Subsequent to the six months ended May 31, 2014, the Facility was renewed for the Participating Funds. Effective June 30, 2014, the Participating Funds are subject to graduated borrowing limits of one-third of Fund assets (if Fund assets are less than $750 million), $250 million, $300 million, or $350 million based on past borrowings and likelihood of future borrowings. Each Participating Fund bears its ratable share of the $525,000 annual Facility fee based on the maximum amount the Fund can borrow under the Facility.

As of May 31, 2014, there were no loans outstanding under the Facility.

11.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

12.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing. The Fund invests primarily in equity securities of large and mid-sized company stocks that have a history of growing their dividends, but there is no guarantee that a company will pay a dividend. The value of the Fund’s investments in equity securities will fluctuate in response to general economic conditions and to the changes in the prospects of particular companies and/or sectors in the economy. If the Fund’s fundamental research and quantitative analysis fail to produce the intended result, the Fund may suffer losses or underperform its benchmark or other funds with the same investment objective or similar strategies, even in a rising market.

Large and mid-sized company stocks each may perform differently than the market as a whole and other types of stocks. This is because different types of stocks tend to shift in and out of favor depending on market and economic conditions. Mid-sized company stocks may be less able to weather economic shifts or other adverse developments than those of larger, more established companies.

The Fund’s exposure to foreign companies and markets presents increased market, liquidity, currency, political and other risks.

These factors can affect the Fund’s performance.

13.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

		Six Months Ended May 31, 2014 (unaudited)		Year Ended November 30, 2013
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	6,156,392	$94,512,381	18,776,456	$265,167,284
Converted from Class B*	75,154	1,151,552	647,078	9,035,149
Reinvestment of distributions	3,168,115	48,310,715	1,693,594	22,571,926
Shares reacquired	(13,058,891)	(200,234,164)	(13,920,362)	(194,884,921)
Shares issued in reorganization (See Note 14)	—	—	31,586,334	493,694,394
Increase (decrease)	(3,659,230)	$(56,259,516)	38,783,100	$595,583,832

27

Notes to Financial Statements (unaudited)(continued)

	Six Months Ended May 31, 2014 (unaudited)		Year Ended November 30, 2013
Class B Shares	Shares	Amount	Shares	Amount
Shares sold	46,590	$709,930	117,606	$1,630,353
Reinvestment of distributions	71,974	1,086,517	38,359	496,541
Shares reacquired	(519,227)	(7,930,359)	(398,516)	(5,502,368)
Converted to Class A*	(75,805)	(1,151,552)	(652,456)	(9,035,149)
Shares issued in reorganization (See Note 14)	—	—	1,154,451	17,893,987
Increase (decrease)	(476,468)	$(7,285,464)	259,444	$5,483,364

Class C Shares
Shares sold	2,184,344	$33,221,878	6,627,098	$93,851,163
Reinvestment of distributions	346,730	5,236,068	89,325	1,188,324
Shares reacquired	(1,434,604)	(21,868,862)	(1,157,406)	(16,254,637)
Shares issued in reorganization (See Note 14)	—	—	4,629,695	71,760,278
Increase	1,096,470	$16,589,084	10,188,712	$150,545,128

Class F Shares
Shares sold	1,366,862	$20,981,094	4,927,141	$69,481,182
Reinvestment of distributions	156,922	2,392,023	46,803	642,930
Shares reacquired	(1,433,276)	(21,956,692)	(1,551,997)	(22,067,420)
Shares issued in reorganization (See Note 14)	—	—	1,599,938	24,991,028
Increase	90,508	$1,416,425	5,021,885	$73,047,720

Class I Shares
Shares sold	147,581	$2,283,654	482,888	$6,713,487
Reinvestment of distributions	16,402	251,617	821	11,823
Shares reacquired	(1,297,187)	(20,031,275)	(69,203)	(1,020,073)
Shares issued in reorganization (See Note 14)	—	—	1,505,148	23,660,924
Increase (decrease)	(1,133,204)	$(17,496,004)	1,919,654	$29,366,161

Class P Shares
Shares sold	20,928	$311,908	11,690	$167,117
Reinvestment of distributions	4,606	70,455	2,546	33,659
Shares reacquired	(21,086)	(328,992)	(56,859)	(786,499)
Shares issued in reorganization (See Note 14)	—	—	64,410	1,009,958
Increase	4,448	$53,371	21,787	$424,235

28

Notes to Financial Statements (unaudited)(continued)

	Six Months Ended May 31, 2014 (unaudited)		Year Ended November 30, 2013
Class R2 Shares	Shares	Amount	Shares	Amount
Shares sold	18,048	$279,821	24,958	$339,790
Reinvestment of distributions	2,817	43,153	70	968
Shares reacquired	(16,564)	(253,508)	(3,880)	(55,182)
Shares issued in reorganization (See Note 14)	—	—	126,070	1,980,559
Increase	4,301	$69,466	147,218	$2,266,135

Class R3 Shares
Shares sold	185,243	$2,846,353	168,776	$2,404,380
Reinvestment of distributions	41,564	631,597	7,535	100,062
Shares reacquired	(211,604)	(3,249,378)	(86,563)	(1,207,559)
Shares issued in reorganization (See Note 14)	—	—	985,948	15,361,065
Increase	15,203	$228,572	1,075,696	$16,657,948

*	Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

14.	REORGANIZATION

As of the close of business on November 22, 2013, the Fund acquired the net assets of Classic Stock Fund pursuant to a plan of reorganization approved by Classic Stock Fund’s shareholders on November 8, 2013. The reorganization permitted Classic Stock Fund shareholders to pursue a substantially similar investment goal, but as part of a larger fund with a lower expense ratio. The acquisition was accomplished by a tax-free exchange whereas holders of 23,633,500 shares of Classic Stock Fund outstanding on November 22, 2013 received 41,651,994 shares (valued at $650,352,193) of the Fund. Classic Stock Fund’s net assets at the date of the acquisition, including $115,759,472 of unrealized appreciation, $118,694 of distributions in excess of net investment income, and $1,160,711 of accumulated net realized losses, were combined with those of the Fund. The cost basis of securities received from Classic Stock Fund was carried forward.

The total net assets of the Fund immediately before the transfer were $1,436,419,664. Total net assets of Classic Stock Fund immediately before the transfer were $650,352,193. Total net assets of the Fund immediately after the transfer were $2,086,771,857.

The following table illustrates share conversion ratios of the reorganization on November 22, 2013:

Class	Conversion Ratio
A	1.777153
B	1.684206
C	1.684265
F	1.767125
I	1.767131
P	1.790855
R2	1.756423
R3	1.758074

29

Notes to Financial Statements (unaudited)(concluded)

Had the acquisition been completed on December 1, 2012, the beginning of the Fund’s reporting period, the Fund’s condensed pro forma results of operations for the fiscal year ended November 30, 2013 would be as follows:

Net investment income	$28,148,727
Net realized and unrealized gain	530,422,952
Net increase in net assets resulting from operations	558,571,679

The combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed. Revenue and earnings of Classic Stock Fund’s portfolio holdings have been included in the Fund’s Statement of Operations since the date of acquisition.

30

Approval of Advisory Contract

The Board of Directors of the Fund, including all of the Directors who are not interested persons of the Fund or of Lord Abbett, annually considers whether to approve the continuation of the existing management agreement between the Fund and Lord Abbett. In connection with its most recent approval, the Board reviewed materials relating specifically to the management agreement, as well as numerous materials received throughout the course of the year, including information about the Fund’s investment performance compared to the performance of its benchmark. Before making its decision as to the Fund, the Board had the opportunity to ask questions and request further information, taking into account its familiarity with Lord Abbett gained through its meetings and discussions. These meetings and discussions included the examination of the portfolio management team conducted by members of the Contract Committee, the deliberations of the Contract Committee, and discussions between the Contract Committee and Lord Abbett’s management.

The materials received by the Board included, but were not limited to: (1) information provided by Morningstar Associates, LLC (“Morningstar”) regarding the investment performance of the Fund compared to the investment performance of a group of funds in the same Morningstar investment category (the “performance peer group”) and the investment performance of one or more appropriate benchmarks; (2) information provided by Morningstar regarding the expense ratios, contractual and effective management fee rates, and other expense components for the Fund and one or more groups of funds in the same Morningstar category, with the same share classes and operational characteristics, including asset size (the “expense peer group”); (3) certain supplemental investment performance information provided by Lord Abbett; (4) information provided by Lord Abbett on the projected expense ratios, management fee rates, and other expense components for the Fund; (5) sales and redemption information for the Fund; (6) information regarding Lord Abbett’s financial condition; (7) an analysis of the relative profitability of the management agreement to Lord Abbett; (8) information provided by Lord Abbett regarding the investment management fees Lord Abbett receives from its other advisory clients maintaining accounts with a similar investment strategy as the Fund; (9) information regarding the distribution arrangements of the Fund; and (10) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management Services Generally. The Board considered the investment management services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all applicable legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest that may result from being engaged in other lines of business. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other.

Investment Performance. The Board reviewed the Fund’s investment performance in relation to that of the performance peer group as of various periods ended August 31, 2013. The Board observed that the Fund’s investment performance was below the median of the performance peer group for the one-year and three-year periods and above the median for the five-year and ten-year periods. The Board noted that the Fund had changed its investment approach as of September 27, 2012.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of its investment objective and discipline. Among other things, the Board considered the size, experience, and turnover of Lord

31

Approval of Advisory Contract (continued)

Abbett’s investment management staff, Lord Abbett’s investment methodology and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining investment management personnel.

Nature and Quality of Other Services. The Board considered the nature, quality, costs, and extent of compliance, administrative, and other services performed by Lord Abbett and the Distributor and the nature and extent of Lord Abbett’s supervision of third party service providers, including the Fund’s transfer agent and custodian.

Expenses. The Board considered the expense level of the Fund and the expense levels of the expense peer group. It also considered the projected expense levels and how those levels would relate to those of the expense peer group and the amount and nature of the fees paid by shareholders. The Board observed that the overall expense level of the Fund was well below the median of the expense peer group.

Profitability. The Board considered the level of Lord Abbett’s profits in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered any profits realized by Lord Abbett in connection with the operation of the Fund, including the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund, and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other business segments of Lord Abbett, which may benefit from or be related to the Fund’s business. The Board considered Lord Abbett’s profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett’s ability to recruit and retain investment personnel. The Board recognized that Lord Abbett’s profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to the Fund. The Board concluded that Lord Abbett’s profitability as to the Fund was not excessive.

Economies of Scale. The Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale. The Board concluded that the existing management fee schedule, with its breakpoint or breakpoints in the level of the management fee, adequately addressed any economies of scale in managing the Fund.

Other Benefits to Lord Abbett. The Board considered the character and amount of fees paid by the Fund and the Fund’s shareholders to Lord Abbett and the Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that the Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees it receives, and receives a portion of the sales charges on sales and redemptions of some classes of shares. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectus of the Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of the Fund. The Board also took into consideration the investment research that Lord Abbett receives as a result of Fund brokerage transactions.

32

Approval of Advisory Contract (concluded)

Alternative Arrangements. The Board considered whether, instead of approving continuation of the management agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the management agreement. In considering whether to approve the continuation of the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered.

33

Householding

The Company has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

34

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.
Lord Abbett Research Fund, Inc.
Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.	Lord Abbett Calibrated Dividend Growth Fund	CDG-3-0514 (07/14)

2 0 1 4

L O R D  A B B E T T

S E M I A N N U A L

R E P O R T

Lord Abbett

Growth Opportunities Fund

For the six-month period ended May 31, 2014

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Sector

5	Schedule of Investments

10	Statement of Assets and Liabilities

12	Statement of Operations

13	Statements of Changes in Net Assets

14	Financial Highlights

22	Notes to Financial Statements

30	Supplemental Information to Shareholders

Lord Abbett Research Fund

Lord Abbett Growth Opportunities Fund

Semiannual Report

For the six-month period ended May 31, 2014

Daria L. Foster, Director, President and Chief Executive Officer of the Lord Abbett Funds, and E. Thayer Bigelow, Independent Chairman of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this overview of the performance of Lord Abbett Growth Opportunities Fund for the six-month period ended May 31, 2014. For additional information about the Fund, please visit our Website at www.lordabbett.com, where you also can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our Website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Daria L. Foster
Director, President and Chief Executive Officer

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2013 through May 31, 2014).

Actual Expenses

For each class of the Fund, the first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 12/1/13 – 5/31/14” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of the Fund, the second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	12/1/13	5/31/14	12/1/13 - 5/31/14
Class A*
Actual	$1,000.00	$1,044.10	$6.88
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.20	$6.79
Class B
Actual	$1,000.00	$1,040.00	$10.32
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,014.81	$10.20
Class C
Actual	$1,000.00	$1,040.60	$10.28
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,014.86	$10.15
Class F
Actual	$1,000.00	$1,045.00	$5.76
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.30	$5.69
Class I
Actual	$1,000.00	$1,045.50	$5.25
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.80	$5.19
Class P
Actual	$1,000.00	$1,043.20	$7.54
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.55	$7.44
Class R2
Actual	$1,000.00	$1,042.30	$8.30
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.80	$8.20
Class R3
Actual	$1,000.00	$1,042.80	$7.79
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.30	$7.70

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.35% for Class A, 2.03% for Class B, 2.02% for Class C, 1.13% for Class F, 1.03% for Class I, 1.48% for Class P, 1.63% for Class R2 and 1.53% for Class R3) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).
*	The annualized expenses for Class A have been restated to 1.28%. Had the restated expenses been in place throughout the most recent fiscal half-year, expenses paid during the period would have been:

	Actual	Hypothetical (5% Return Before Expenses)
Class A	$6.52	$6.44

Portfolio Holdings Presented by Sector
May 31, 2014

Sector*	%**
Consumer Discretionary	22.47%
Consumer Staples	5.79%
Energy	5.86%
Financials	11.58%
Health Care	14.63%
Industrials	19.46%
Information Technology	16.25%
Materials	2.77%
Telecommunication Services	1.19%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Schedule of Investments (unaudited)
May 31, 2014

Investments	Shares	Fair Value (000)
COMMON STOCKS 100.04%

Aerospace & Defense 1.32%
TransDigm Group, Inc.	45,672	$8,619

Auto Components 0.83%
BorgWarner, Inc.	85,983	5,407

Automobiles 1.51%
Harley-Davidson, Inc.	138,360	9,857

Banks 3.11%
Comerica, Inc.	67,077	3,218
East West Bancorp, Inc.	137,194	4,593
First Republic Bank	125,415	6,378
SVB Financial Group*	57,333	6,046
Total		20,235

Beverages 2.30%
Brown-Forman Corp. Class B	77,160	7,151
Monster Beverage Corp.*	112,949	7,836
Total		14,987

Biotechnology 2.85%
Alexion Pharmaceuticals, Inc.*	42,524	7,073
Alkermes plc (Ireland)*(a)	80,752	3,699
Medivation, Inc.*	74,415	5,420
Pharmacyclics, Inc.*	26,828	2,383
Total		18,575

Building Products 1.39%
Fortune Brands Home & Security, Inc.	96,963	3,877
Lennox International, Inc.	60,462	5,134
Total		9,011

Capital Markets 3.71%
Affiliated Managers Group, Inc.*	69,449	13,098
Invesco Ltd.	93,382	3,427
TD Ameritrade Holding Corp.	250,284	7,594
Total		24,119

Investments	Shares	Fair Value (000)
Chemicals 0.80%
Huntsman Corp.	195,432	$5,216

Communications Equipment 2.08%
F5 Networks, Inc.*	72,812	7,904
Palo Alto Networks, Inc.*	74,929	5,613
Total		13,517

Construction & Engineering 0.95%
Chicago Bridge & Iron Co. NV (Netherlands)(a)	75,970	6,184

Containers & Packaging 1.97%
Ball Corp.	108,918	6,574
Rock-Tenn Co. Class A	61,619	6,226
Total		12,800

Distributors 1.43%
LKQ Corp.*	335,356	9,303

Diversified Financial Services 2.81%
CBOE Holdings, Inc.	108,170	5,482
IntercontinentalExchange Group, Inc.	22,074	4,335
Moody’s Corp.	98,617	8,436
Total		18,253

Electrical Equipment 3.10%
AMETEK, Inc.	209,978	11,146
Rockwell Automation, Inc.	74,549	9,026
Total		20,172

Electronic Equipment, Instruments & Components 0.66%
Trimble Navigation Ltd.*	118,271	4,266

Energy Equipment & Services 2.06%
Helmerich & Payne, Inc.	60,128	6,611
Oceaneering International, Inc.	94,574	6,814
Total		13,425

Food & Staples Retailing 0.59%
United Natural Foods, Inc.*	56,822	3,830

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(continued)

May 31, 2014

Investments	Shares	Fair Value (000)
Food Products 1.63%
Keurig Green Mountain, Inc.	47,240	$5,327
Mead Johnson Nutrition Co.	59,045	5,283
Total		10,610

Health Care Equipment & Supplies 1.04%
St. Jude Medical, Inc.	103,952	6,746

Health Care Providers & Services 4.23%
Envision Healthcare Holdings, Inc.*	277,608	9,572
Henry Schein, Inc.*	62,370	7,462
Universal Health Services, Inc. Class B	117,236	10,501
Total		27,535

Health Care Technology 0.99%
Cerner Corp.*	119,739	6,472

Hotels, Restaurants & Leisure 3.78%
Domino’s Pizza, Inc.	66,298	4,803
Dunkin’ Brands Group, Inc.	120,863	5,410
Starwood Hotels & Resorts Worldwide, Inc.	108,420	8,657
Wynn Resorts Ltd.	26,732	5,747
Total		24,617

Industrial Conglomerates 1.27%
Roper Industries, Inc.	58,463	8,283

Information Technology Services 0.60%
Alliance Data Systems Corp.*	15,179	3,887

Insurance 0.85%
Lincoln National Corp.	115,649	5,547

Internet & Catalog Retail 0.54%
TripAdvisor, Inc.*	36,319	3,529

Internet Software & Services 1.95%
Akamai Technologies, Inc.*	104,286	5,667
Pandora Media, Inc.*	190,127	4,664
Yelp, Inc.*	35,870	2,372
Total		12,703

Investments	Shares	Fair Value (000)
Leisure Products 1.82%
Hasbro, Inc.	80,482	$4,322
Polaris Industries, Inc.	58,294	7,515
Total		11,837

Life Sciences Tools & Services 2.70%
Agilent Technologies, Inc.	124,352	7,081
Bruker Corp.*	255,385	5,350
Quintiles Transnational Holdings, Inc.*	101,077	5,153
Total		17,584

Machinery 6.89%
Flowserve Corp.	113,240	8,350
IDEX Corp.	103,281	7,920
Ingersoll-Rand plc (Ireland)(a)	83,739	5,009
ITT Corp.	146,273	6,389
SPX Corp.	46,237	4,838
Terex Corp.	164,304	6,319
WABCO Holdings, Inc.*	56,022	5,982
Total		44,807

Media 1.10%
Starz Class A*	233,724	7,152

Multi-Line Retail 2.09%
Dollar General Corp.*	94,696	5,093
Macy’s, Inc.	142,124	8,512
Total		13,605

Oil, Gas & Consumable Fuels 3.80%
Concho Resources, Inc.*	33,918	4,471
EQT Corp.	51,231	5,476
Laredo Petroleum, Inc.*	108,397	2,999
Parsley Energy, Inc. Class A*	49,600	1,179
Range Resources Corp.	79,272	7,368
Rice Energy, Inc.*	101,638	3,225
Total		24,718

6	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

May 31, 2014

Investments	Shares	Fair Value (000)
Pharmaceuticals 2.82%
Mallinckrodt plc (Ireland)*(a)	49,817	$3,874
Mylan, Inc.*	121,806	6,071
Perrigo Co. plc (Ireland)(a)	60,791	8,401
Total		18,346

Professional Services 3.29%
IHS, Inc. Class A*	66,256	8,342
Nielsen N.V	123,537	5,962
Robert Half International, Inc.	156,422	7,131
Total		21,435

Real Estate Management & Development 1.11%
CBRE Group, Inc. Class A*	242,313	7,231

Semiconductors & Semiconductor Equipment 3.18%
Avago Technologies Ltd. (Singapore)(a)	132,807	9,385
Microchip Technology, Inc.	174,030	8,284
NXP Semiconductors NV (Netherlands)*(a)	48,812	3,031
Total		20,700

Software 6.38%
Autodesk, Inc.*	104,032	5,448
CommVault Systems, Inc.*	128,312	6,277
Concur Technologies, Inc.*	29,290	2,501
Electronic Arts, Inc.*	192,808	6,773
FireEye, Inc.*	41,700	1,371
Red Hat, Inc.*	98,858	4,955
ServiceNow, Inc.*	134,951	7,059
Workday, Inc. Class A*	91,262	7,152
Total		41,536

Investments	Shares	Fair Value (000)
Specialty Retail 3.68%
AutoZone, Inc.*	17,556	$9,349
Tiffany & Co.	61,565	6,120
Tractor Supply Co.	129,989	8,452
Total		23,921

Technology Hardware, Storage & Peripheral 1.41%
SanDisk Corp.	94,811	9,162

Textiles, Apparel & Luxury Goods 5.70%
Deckers Outdoor Corp.*	61,831	4,779
Michael Kors Holdings Ltd. (Hong Kong)*(a)	67,191	6,341
PVH Corp.	46,190	6,080
Ralph Lauren Corp.	25,173	3,864
Under Armour, Inc. Class A*	113,672	5,773
VF Corp.	162,663	10,251
Total		37,088

Tobacco 1.27%
Lorillard, Inc.	132,924	8,264

Trading Companies & Distributors 1.26%
Air Lease Corp.	198,460	8,188

Wireless Telecommunication Services 1.19%
SBA Communications Corp. Class A*	76,432	7,758
Total Common Stocks (cost $550,933,373)		651,037
Liabilities in Excess of Cash and Other Assets (0.04)%		(260)
Net Assets 100.00%		$650,777

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Financial Statements.	7

Schedule of Investments (unaudited)(concluded)

May 31, 2014

The following is a summary of the inputs used as of May 31, 2014 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$651,037	$ —	$ —	$651,037
Total	$651,037	$ —	$ —	$651,037

(1)	Refer to note 2(h) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the period ended May 31, 2014.

This page is intentionally left blank.

Statement of Assets and Liabilities (unaudited)

May 31, 2014

ASSETS:
Investments in securities, at fair value (cost $550,933,373)	$651,036,905
Receivables:
Investment securities sold	5,069,120
Dividends	514,046
Capital shares sold	325,280
Prepaid expenses and other assets	59,069
Total assets	657,004,420
LIABILITIES:
Payables:
Investment securities purchased	3,290,096
Capital shares reacquired	1,033,743
To bank	927,770
Management fee	410,034
12b-1 distribution fees	179,363
Directors’ fees	94,807
Fund administration	21,869
To affiliate (See Note 3)	4,791
Accrued expenses	264,493
Total liabilities	6,226,966
NET ASSETS	$650,777,454
COMPOSITION OF NET ASSETS:
Paid-in capital	$474,412,536
Accumulated net investment loss	(2,053,920)
Accumulated net realized gain on investments	78,315,306
Net unrealized appreciation on investments	100,103,532
Net Assets	$650,777,454

10	See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)(concluded)

May 31, 2014

Net assets by class:
Class A Shares	$423,195,905
Class B Shares	$13,043,672
Class C Shares	$63,167,577
Class F Shares	$15,511,882
Class I Shares	$97,404,817
Class P Shares	$4,505,604
Class R2 Shares	$1,267,518
Class R3 Shares	$32,680,479
Outstanding shares by class:
Class A Shares (100 million shares of common stock authorized, $.001 par value)	18,844,554
Class B Shares (30 million shares of common stock authorized, $.001 par value)	684,975
Class C Shares (20 million shares of common stock authorized, $.001 par value)	3,318,293
Class F Shares (30 million shares of common stock authorized, $.001 par value)	675,873
Class I Shares (30 million shares of common stock authorized, $.001 par value)	4,006,344
Class P Shares (20 million shares of common stock authorized, $.001 par value)	202,760
Class R2 Shares (30 million shares of common stock authorized, $.001 par value)	57,685
Class R3 Shares (30 million shares of common stock authorized, $.001 par value)	1,472,480
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$22.46
Class A Shares-Maximum offering price (Net asset value plus sales charge of 5.75%)	$23.83
Class B Shares-Net asset value	$19.04
Class C Shares-Net asset value	$19.04
Class F Shares-Net asset value	$22.95
Class I Shares-Net asset value	$24.31
Class P Shares-Net asset value	$22.22
Class R2 Shares-Net asset value	$21.97
Class R3 Shares-Net asset value	$22.19

See Notes to Financial Statements.	11

Statement of Operations (unaudited)

For the Six Months Ended May 31, 2014

Investment income:
Dividends	$2,645,187
Total investment income	2,645,187
Expenses:
Management fee	2,497,551
12b-1 distribution plan-Class A	681,046
12b-1 distribution plan-Class B	73,725
12b-1 distribution plan-Class C	314,908
12b-1 distribution plan-Class F	8,588
12b-1 distribution plan-Class P	10,739
12b-1 distribution plan-Class R2	4,344
12b-1 distribution plan-Class R3	84,209
Shareholder servicing	604,575
Fund administration	133,203
Registration	47,440
Subsidy (See Note 3)	45,105
Reports to shareholders	43,314
Professional	25,152
Directors’ fees	14,540
Custody	8,992
Other	8,810
Gross expenses	4,606,241
Expense reductions (See Note 8)	(241)
Net expenses	4,606,000
Net investment loss	(1,960,813)
Net realized and unrealized gain (loss):
Net realized gain on investments	79,463,444
Net change in unrealized appreciation/depreciation on investments	(49,334,881)
Net realized and unrealized gain	30,128,563
Net Increase in Net Assets Resulting From Operations	$28,167,750

12	See Notes to Financial Statements.

Statements of Changes in Net Assets

INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended May 31, 2014 (unaudited)	For the Year Ended November 30, 2013
Operations:
Net investment loss	$(1,960,813)	$(3,288,465)
Net realized gain on investments	79,463,444	118,626,384
Net change in unrealized appreciation/depreciation on investments	(49,334,881)	60,797,930
Net increase in net assets resulting from operations	28,167,750	176,135,849
Distributions to shareholders from:
Net realized gain
Class A	(70,611,286)	(71,093)
Class B	(2,979,709)	(4,257)
Class C	(11,867,750)	(11,827)
Class F	(2,873,511)	(2,702)
Class I	(15,316,480)	(14,292)
Class P	(784,616)	(1,010)
Class R2	(242,327)	(305)
Class R3	(5,534,389)	(6,481)
Total distributions to shareholders	(110,210,068)	(111,967)
Capital share transactions (Net of share conversions) (See Note 12):
Net proceeds from sales of shares	41,756,463	80,204,766
Reinvestment of distributions	104,620,271	106,849
Cost of shares reacquired	(77,983,060)	(143,148,401)
Net increase (decrease) in net assets resulting from capital share transactions	68,393,674	(62,836,786)
Net increase (decrease) in net assets	(13,648,644)	113,187,096
NET ASSETS:
Beginning of period	$664,426,098	$551,239,002
End of period	$650,777,454	$664,426,098
Accumulated net investment loss	$(2,053,920)	$(93,107)

See Notes to Financial Statements.	13

Financial Highlights

	Class A Shares
	Six Months Ended
	5/31/2014		Year Ended 11/30
	(unaudited)		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$25.70		$19.16	$21.30	$21.44	$17.13	$12.93
Investment operations:
Net investment loss(a)	(.06)		(.12)	(.09)	(.14)	(.12)	(.08)
Net realized and unrealized gain	1.08		6.66	1.12	—	4.43	4.84
Total from investment operations	1.02		6.54	1.03	(.14)	4.31	4.76
Distributions to shareholders from:
Net realized gain	(4.26)		— (b)	(3.17)	—	—	(.56)
Net asset value, end of period	$22.46		$25.70	$19.16	$21.30	$21.44	$17.13
Total Return(c)	4.41	%(d)	34.16%	6.96%	(.65)%	25.16%	38.43%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.67	%(d)	1.40%	1.42%	1.45%	1.47%	1.55%
Expenses, including expense reductions, management fee waived and expenses reimbursed	.67	%(d)	1.40%	1.42%	1.45%	1.47%	1.55%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.67	%(d)	1.40%	1.44%	1.46%	1.50%	1.61%
Net investment loss	(.28	)%(d)	(.51)%	(.48)%	(.64)%	(.61)%	(.57)%

Supplemental Data:
Net assets, end of period (000)	$423,196		$428,573	$351,427	$389,211	$454,561	$414,930
Portfolio turnover rate	101.24	%(d)	118.03%	145.62%	121.66%	103.81%	80.21%
(a)	Calculated using average shares outstanding during the period.
(b)	Amount is less than $.01.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.

14	See Notes to Financial Statements.

Financial Highlights (continued)

	Class B Shares
	Six Months Ended
	5/31/2014		Year Ended 11/30
	(unaudited)		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$22.50		$16.88	$19.27	$19.52	$15.70	$11.97
Investment operations:
Net investment loss(a)	(.12)		(.22)	(.19)	(.26)	(.22)	(.16)
Net realized and unrealized gain	.92		5.84	.97	.01	4.04	4.45
Total from investment operations	.80		5.62	.78	(.25)	3.82	4.29
Distributions to shareholders from:
Net realized gain	(4.26)		— (b)	(3.17)	—	—	(.56)
Net asset value, end of period	$19.04		$22.50	$16.88	$19.27	$19.52	$15.70
Total Return(c)	4.00	%(d)	33.40%	6.22%	(1.28)%	24.33%	37.55%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	1.01	%(d)	2.05%	2.07%	2.09%	2.12%	2.20%
Expenses, including expense reductions, management fee waived and expenses reimbursed	1.01	%(d)	2.05%	2.07%	2.09%	2.12%	2.20%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	1.01	%(d)	2.05%	2.09%	2.11%	2.15%	2.27%
Net investment loss	(.62	)%(d)	(1.12)%	(1.14)%	(1.27)%	(1.28)%	(1.22)%

Supplemental Data:
Net assets, end of period (000)	$13,044		$16,020	$18,614	$29,129	$43,822	$51,703
Portfolio turnover rate	101.24	%(d)	118.03%	145.62%	121.66%	103.81%	80.21%
(a)	Calculated using average shares outstanding during the period.
(b)	Amount is less than $.01.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.	15

Financial Highlights (continued)

	Class C Shares
	Six Months Ended
	5/31/2014		Year Ended 11/30
	(unaudited)		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$22.49		$16.87	$19.26	$19.51	$15.69	$11.96
Investment operations:
Net investment loss(a)	(.12)		(.23)	(.19)	(.26)	(.22)	(.16)
Net realized and unrealized gain	.93		5.85	.97	.01	4.04	4.45
Total from investment operations	.81		5.62	.78	(.25)	3.82	4.29
Distributions to shareholders from:
Net realized gain	(4.26)		— (b)	(3.17)	—	—	(.56)
Net asset value, end of period	$19.04		$22.49	$16.87	$19.26	$19.51	$15.69
Total Return(c)	4.06	%(d)	33.34%	6.28%	(1.28)%	24.35%	37.58%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	1.01	%(d)	2.04%	2.06%	2.06%	2.12%	2.20%
Expenses, including expense reductions, management fee waived and expenses reimbursed	1.01	%(d)	2.04%	2.06%	2.06%	2.12%	2.20%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	1.01	%(d)	2.04%	2.08%	2.08%	2.15%	2.26%
Net investment loss	(.61	)%(d)	(1.15)%	(1.12)%	(1.25)%	(1.27)%	(1.22)%

Supplemental Data:
Net assets, end of period (000)	$63,168		$62,815	$51,427	$58,336	$64,376	$63,732
Portfolio turnover rate	101.24	%(d)	118.03%	145.62%	121.66%	103.81%	80.21%
(a)	Calculated using average shares outstanding during the period.
(b)	Amount is less than $0.01.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.

16	See Notes to Financial Statements.

Financial Highlights (continued)

	Class F Shares
	Six Months Ended
	5/31/2014		Year Ended 11/30
	(unaudited)		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$26.15		$19.44	$21.52	$21.61	$17.22	$12.96
Investment operations:
Net investment loss(a)	(.04)		(.06)	(.04)	(.09)	(.06)	(.05)
Net realized and unrealized gain	1.10		6.77	1.13	—	4.45	4.87
Total from investment operations	1.06		6.71	1.09	(.09)	4.39	4.82
Distributions to shareholders from:
Net realized gain	(4.26)		— (b)	(3.17)	—	—	(.56)
Net asset value, end of period	$22.95		$26.15	$19.44	$21.52	$21.61	$17.22
Total Return(c)	4.50	%(d)	34.54%	7.20%	(.42)%	25.49%	38.82%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.56	%(d)	1.15%	1.17%	1.20%	1.21%	1.30%
Expenses, including expense reductions, management fee waived and expenses reimbursed	.56	%(d)	1.15%	1.17%	1.20%	1.21%	1.30%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.56	%(d)	1.15%	1.19%	1.22%	1.24%	1.34%
Net investment loss	(.17	)%(d)	(.27)%	(.23)%	(.41)%	(.32)%	(.35)%

Supplemental Data:
Net assets, end of period (000)	$15,512		$17,739	$13,652	$14,594	$11,051	$2,362
Portfolio turnover rate	101.24	%(d)	118.03%	145.62%	121.66%	103.81%	80.21%
(a)	Calculated using average shares outstanding during the period.
(b)	Amount is less than $.01.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.	17

Financial Highlights (continued)

	Class I Shares
	Six Months Ended
	5/31/2014		Year Ended 11/30
	(unaudited)		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$27.45		$20.38	$22.38	$22.45	$17.87	$13.42
Investment operations:
Net investment loss(a)	(.03)		(.04)	(.04)	(.07)	(.05)	(.03)
Net realized and unrealized gain	1.15		7.11	1.21	—	4.63	5.04
Total from investment operations	1.12		7.07	1.17	(.07)	4.58	5.01
Distributions to shareholders from:
Net realized gain	(4.26)		— (b)	(3.17)	—	—	(.56)
Net asset value, end of period	$24.31		$27.45	$20.38	$22.38	$22.45	$17.87
Total Return(c)	4.55	%(d)	34.67%	7.29%	(.31)%	25.63%	38.91%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.51	%(d)	1.06%	1.07%	1.10%	1.11%	1.20%
Expenses, including expense reductions, management fee waived and expenses reimbursed	.51	%(d)	1.06%	1.07%	1.10%	1.11%	1.20%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.51	%(d)	1.06%	1.09%	1.12%	1.15%	1.25%
Net investment loss	(.12	)%(d)	(.16)%	(.18)%	(.30)%	(.25)%	(.22)%

Supplemental Data:
Net assets, end of period (000)	$97,405		$99,819	$78,051	$61,928	$54,970	$42,775
Portfolio turnover rate	101.24	%(d)	118.03%	145.62%	121.66%	103.81%	80.21%
(a)	Calculated using average shares outstanding during the period.
(b)	Amount is less than $.01.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

18	See Notes to Financial Statements.

Financial Highlights (continued)

	Class P Shares
	Six Months Ended
	5/31/2014		Year Ended 11/30
	(unaudited)		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$25.49		$19.02	$21.19	$21.35	$17.07	$12.90
Investment operations:
Net investment loss(a)	(.08)		(.13)	(.11)	(.17)	(.14)	(.09)
Net realized and unrealized gain	1.07		6.60	1.11	.01	4.42	4.82
Total from investment operations	.99		6.47	1.00	(.16)	4.28	4.73
Distributions to shareholders from:
Net realized gain	(4.26)		— (b)	(3.17)	—	—	(.56)
Net asset value, end of period	$22.22		$25.49	$19.02	$21.19	$21.35	$17.07
Total Return(c)	4.32	%(d)	34.04%	6.83%	(.75)%	25.07%	38.28%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.74	%(d)	1.51%	1.53%	1.55%	1.57%	1.65%
Expenses, including expense reductions, management fee waived and expenses reimbursed	.74	%(d)	1.51%	1.53%	1.55%	1.57%	1.65%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.74	%(d)	1.51%	1.54%	1.57%	1.60%	1.72%
Net investment loss	(.34	)%(d)	(.57)%	(.60)%	(.74)%	(.73)%	(.66)%

Supplemental Data:
Net assets, end of period (000)	$4,506		$4,723	$5,017	$8,074	$8,477	$9,185
Portfolio turnover rate	101.24	%(d)	118.03%	145.62%	121.66%	103.81%	80.21%
(a)	Calculated using average shares outstanding during the period.
(b)	Amount is less than $.01.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.	19

Financial Highlights (continued)

	Class R2 Shares
	Six Months Ended
	5/31/2014		Year Ended 11/30
	(unaudited)		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$25.27		$18.88	$21.09	$21.28	$17.04	$12.90
Investment operations:
Net investment loss(a)	(.09)		(.16)	(.14)	(.21)	(.16)	(.13)
Net realized and unrealized gain	1.05		6.55	1.10	.02	4.40	4.83
Total from investment operations	.96		6.39	.96	(.19)	4.24	4.70
Distributions to shareholders from:
Net realized gain	(4.26)		— (b)	(3.17)	—	—	(.56)
Net asset value, end of period	$21.97		$25.27	$18.88	$21.09	$21.28	$17.04
Total Return(c)	4.23	%(d)	33.87%	6.70%	(.94)%	24.88%	38.04%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.81	%(d)	1.66%	1.67%	1.70%	1.71%	1.80%
Expenses, including expense reductions, management fee waived and expenses reimbursed	.81	%(d)	1.66%	1.67%	1.70%	1.71%	1.80%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.81	%(d)	1.66%	1.69%	1.72%	1.75%	1.83%
Net investment loss	(.42	)%(d)	(.73)%	(.74)%	(.92)%	(.86)%	(.84)%

Supplemental Data:
Net assets, end of period (000)	$1,268		$1,436	$1,515	$1,505	$1,330	$1,118
Portfolio turnover rate	101.24	%(d)	118.03%	145.62%	121.66%	103.81%	80.21%
(a)	Calculated using average shares outstanding during the period.
(b)	Amount is less than $.01.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

20	See Notes to Financial Statements.

Financial Highlights (concluded)

	Class R3 Shares
	Six Months Ended
	5/31/2014		Year Ended 11/30
	(unaudited)		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$25.47		$19.01	$21.19	$21.36	$17.09	$12.91
Investment operations:
Net investment loss(a)	(.08)		(.15)	(.12)	(.18)	(.13)	(.12)
Net realized and unrealized gain	1.06		6.61	1.11	.01	4.40	4.86
Total from investment operations	.98		6.46	.99	(.17)	4.27	4.74
Distributions to shareholders from:
Net realized gain	(4.26)		— (b)	(3.17)	—	—	(.56)
Net asset value, end of period	$22.19		$25.47	$19.01	$21.19	$21.36	$17.09
Total Return(c)	4.28	%(d)	34.01%	6.78%	(.80)%	24.99%	38.33%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.76	%(d)	1.55%	1.57%	1.59%	1.60%	1.70%
Expenses, including expense reductions, management fee waived and expenses reimbursed	.76	%(d)	1.55%	1.57%	1.59%	1.60%	1.70%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.76	%(d)	1.55%	1.58%	1.61%	1.64%	1.72%
Net investment loss	(.36	)%(d)	(.65)%	(.63)%	(.81)%	(.70)%	(.76)%

Supplemental Data:
Net assets, end of period (000)	$32,680		$33,301	$31,535	$26,291	$14,684	$2,182
Portfolio turnover rate	101.24	%(d)	118.03%	145.62%	121.66%	103.81%	80.21%
(a)	Calculated using average shares outstanding during the period.
(b)	Amount is less than $.01.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.	21

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Research Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law on April 6, 1992. The Company currently consists of three separate funds. This report covers one of the funds and its classes: Lord Abbett Growth Opportunities Fund (the “Fund”).

The Fund’s investment objective is capital appreciation. The Fund has eight classes of shares: Class A, B, C, F, I, P, R2 and R3, each with different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class B, C, F, I, P, R2 and R3 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in the Fund’s prospectus); Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted. The Fund no longer issues Class B shares for purchase. The Fund’s Class P shares are closed to substantially all investors, with certain exceptions as set forth in the Fund’s prospectus.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee and approved by the Board. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The

22

Notes to Financial Statements (unaudited)(continued)

Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other income on the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended November 30, 2010 through November 30, 2013. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the Funds within the Company on a pro rata basis by relative net assets. Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C, F, P, R2 and R3 shares bear their class-specific share of all expenses and fees relating to the Fund’s 12b-1 Distribution Plan.

(f)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on investments on the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized gain on investments on the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

23

Notes to Financial Statements (unaudited)(continued)

(g)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(h)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk — for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1	–	unadjusted quoted prices in active markets for identical investments;

•	Level 2	–	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of May 31, 2014 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the six months then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

24

Notes to Financial Statements (unaudited)(continued)

The management fee is based on the Fund’s average daily net assets at the following annual rates:

First $1 billion	.75%
Next $1 billion	.65%
Next $1 billion	.60%
Over $3 billion	.58%

For the six months ended May 31, 2014, the effective management fee paid to Lord Abbett was at an annualized rate of 0.75% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets.

The Fund, along with certain other funds managed by Lord Abbett (collectively, the “Underlying Funds”), has entered into a Servicing Arrangement with Lord Abbett Diversified Equity Strategy Fund of Lord Abbett Investment Trust (a “Fund of Funds”), pursuant to which the Underlying Fund pays a portion of the expenses (excluding management fees and distribution and service fees) of the applicable Fund of Funds in proportion to the average daily value of the Underlying Fund shares owned by each Fund of Funds. Amounts paid pursuant to the Servicing Arrangement are included in Subsidy expense on the Fund’s Statement of Operations and Payable to affiliate on the Fund’s Statement of Assets and Liabilities.

As of May 31, 2014, the percentage of the Fund’s outstanding shares owned by Lord Abbett Diversified Equity Strategy Fund was 5.70%.

12b-1 Distribution Plan

The Fund has adopted a distribution plan with respect to Class A, B, C, F, P, R2 and R3 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The following annual rates have been approved by the Board pursuant to the plan:

Fees*	Class A(1)	Class B	Class C	Class F	Class P	Class R2	Class R3
Service	.25%	.25%	.25%	—	.25%	.25%	.25%
Distribution	—	.75%	.75%	.10%	.20%	.35%	.25%

*	The Fund may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. (“FINRA”) sales charge limitations.
(1)	Prior to April 1, 2014, the annual rate approved by the Board for Class A 12b-1 fees was .35% (.25% service, .10% distribution).

Class I shares do not have a distribution plan.

Commissions

Distributor received the following commissions on sales of shares of the Fund, after concessions were paid to authorized dealers, for the six months ended May 31, 2014:

Distributor Commissions	Dealers’ Concessions
$42,000	$233,775

Distributor received CDSCs of $3,946 and $1,699 for Class A and Class C shares, respectively, for the six months ended May 31, 2014.

A Director and certain of the Fund’s officers have an interest in Lord Abbett.

25

Notes to Financial Statements (unaudited)(continued)

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended May 31, 2014 and the fiscal year ended November 30, 2013 was as follows:

	Six Months Ended 5/31/2014 (unaudited)	Year Ended 11/30/2013
Distributions paid from:
Ordinary income	$22,156,967	$—
Net long-term capital gains	88,053,101	111,967
Total distributions paid	$110,210,068	$111,967

As of May 31, 2014, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$552,078,385
Gross unrealized gain	108,677,522
Gross unrealized loss	(9,719,002)
Net unrealized security gain	$98,958,520

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to wash sales.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended May 31, 2014 were as follows:

Purchases	Sales
$672,854,394	$715,703,175

There were no purchases or sales of U.S. Government securities for the six months ended May 31, 2014.

6.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). These disclosure requirements are intended to help better assess the effect or potential effect of offsetting

26

Notes to Financial Statements (unaudited)(continued)

arrangements on a fund’s financial position. In addition, FASB issued Accounting Standards Update No. 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” (“ASU 2013-01”), specifying which transactions are subject to disclosures about offsetting.

ASU 2011-11 and ASU 2013-01 require disclosure of gross and net information about recognized assets and liabilities eligible for offset in the statement of assets and liabilities; and to disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between the Fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the statement of assets and liabilities across transactions between the Fund and the applicable counterparty. As of May 31, 2014, the Fund did not have assets or liabilities subject to the disclosure requirements of ASU 2011-11 and ASU 2013-01.

7.	DIRECTORS’ REMUNERATION

The Company’s officers and a Director, who are associated with Lord Abbett, do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

8.	EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

9.	LINE OF CREDIT

During the six months ended May 31, 2014, the Fund and certain other funds managed by Lord Abbett (the “Participating Funds”) participated in an unsecured revolving credit facility (“Facility”) with State Street Bank and Trust Company (“SSB”). The Facility is to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The amounts available under the Facility are (i) the lesser of either $250,000,000 or 33.33% of total assets per Participating Fund and (ii) $350,000,000 in the aggregate for all Participating Funds. The annual fee to maintain the Facility during the period was .09% of the amount available under the Facility. Each Participating Fund pays its pro rata share based on the net assets of each participating fund. This amount is included in Other expenses on the Fund’s Statement of Operations. Any borrowings under this Facility will bear interest at current market rates as set forth in the credit agreement.

27

Notes to Financial Statements (unaudited)(continued)

Subsequent to the six months ended May 31, 2014, the Facility was renewed for the Participating Funds. Effective June 30, 2014, the Participating Funds are subject to graduated borrowing limits of one-third of Fund assets (if Fund assets are less than $750 million), $250 million, $300 million, or $350 million based on past borrowings and likelihood of future borrowings. Each Participating Fund bears its ratable share of the $525,000 annual Facility fee based on the maximum amount the Fund can borrow under the Facility.

As of May 31, 2014, there were no loans outstanding under the Facility.

10.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

11.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing. The value of an investment will fluctuate in response to movements in the equity securities market in general, and to the changing prospects of individual companies in which the Fund invests. The Fund has particular risks associated with growth stocks. Growth companies may grow faster than other companies, which may result in more volatility in their stock prices. In addition, if the Fund’s assessment of a company’s potential for growth or market conditions is wrong, it could suffer losses or produce poor performance relative to other funds, even in a rising market. The Fund invests largely in mid-sized company stocks, which may be less able to weather economic shifts or other adverse developments than those of larger, more established companies.

These factors can affect the Fund’s performance.

12.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest were as follows:

	Six Months Ended May 31, 2014 (unaudited)		Year Ended November 30, 2013
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	936,503	$21,109,143	1,555,043	$34,765,764
Converted from Class B*	54,872	1,217,456	168,467	3,736,131
Reinvestment of distributions	3,126,877	68,353,491	3,537	69,274
Shares reacquired	(1,946,643)	(43,917,198)	(3,397,663)	(75,703,321)
Increase (decrease)	2,171,609	$46,762,892	(1,670,616)	$(37,132,152)

Class B Shares
Shares sold	15,279	$287,994	22,186	$417,053
Reinvestment of distributions	152,278	2,830,855	236	4,077
Shares reacquired	(130,072)	(2,512,565)	(221,504)	(4,294,950)
Converted to Class A*	(64,618)	(1,217,456)	(191,827)	(3,736,131)
Decrease	(27,133)	$(611,172)	(390,909)	$(7,609,951)

28

Notes to Financial Statements (unaudited)(concluded)

	Six Months Ended May 31, 2014 (unaudited)		Year Ended November 30, 2013
Class C Shares	Shares	Amount	Shares	Amount
Shares sold	316,510	$6,044,801	331,337	$6,536,352
Reinvestment of distributions	551,585	10,248,447	588	10,140
Shares reacquired	(342,647)	(6,579,220)	(587,414)	(11,438,752)
Increase (decrease)	525,448	$9,714,028	(255,489)	$(4,892,260)

Class F Shares
Shares sold	127,102	$2,936,438	225,949	$5,201,019
Reinvestment of distributions	105,481	2,354,330	110	2,193
Shares reacquired	(234,974)	(5,336,539)	(249,945)	(5,769,142)
Decrease	(2,391)	$(45,771)	(23,886)	$(565,930)

Class I Shares
Shares sold	284,257	$6,989,875	972,722	$23,215,411
Reinvestment of distributions	608,970	14,389,956	641	13,357
Shares reacquired	(523,887)	(12,734,405)	(1,165,320)	(25,736,373)
Increase (decrease)	369,340	$8,645,426	(191,957)	$(2,507,605)

Class P Shares
Shares sold	15,871	$357,341	36,963	$824,478
Reinvestment of distributions	36,223	783,859	52	1,009
Shares reacquired	(34,607)	(768,880)	(115,543)	(2,473,382)
Increase (decrease)	17,487	$372,320	(78,528)	$(1,647,895)

Class R2 Shares
Shares sold	14,481	$316,251	14,598	$320,619
Reinvestment of distributions	5,909	126,513	10	201
Shares reacquired	(19,527)	(428,350)	(38,024)	(824,825)
Increase (decrease)	863	$14,414	(23,416)	$(504,005)

Class R3 Shares
Shares sold	166,171	$3,714,620	403,941	$8,924,070
Reinvestment of distributions	255,910	5,532,820	341	6,598
Shares reacquired	(256,971)	(5,705,903)	(755,565)	(16,907,656)
Increase (decrease)	165,110	$3,541,537	(351,283)	$(7,976,988)

*	Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

29

Approval of Advisory Contract

The Board of Directors of the Fund, including all of the Directors who are not interested persons of the Fund or of Lord Abbett, annually considers whether to approve the continuation of the existing management agreement between the Fund and Lord Abbett. In connection with its most recent approval, the Board reviewed materials relating specifically to the management agreement, as well as numerous materials received throughout the course of the year, including information about the Fund’s investment performance compared to the performance of its benchmark. Before making its decision as to the Fund, the Board had the opportunity to ask questions and request further information, taking into account its familiarity with Lord Abbett gained through its meetings and discussions. These meetings and discussions included the examination of the portfolio management team conducted by members of the Contract Committee, the deliberations of the Contract Committee, and discussions between the Contract Committee and Lord Abbett’s management.

The materials received by the Board included, but were not limited to: (1) information provided by Morningstar Associates, LLC (“Morningstar”) regarding the investment performance of the Fund compared to the investment performance of a group of funds in the same Morningstar investment category (the “performance peer group”) and the investment performance of one or more appropriate benchmarks; (2) information provided by Morningstar regarding the expense ratios, contractual and effective management fee rates, and other expense components for the Fund and one or more groups of funds in the same Morningstar category, with the same share classes and operational characteristics, including asset size (the “expense peer group”); (3) information provided by Lord Abbett on the projected expense ratios, management fee rates, and other expense components for the Fund; (4) sales and redemption information for the Fund; (5) information regarding Lord Abbett’s financial condition; (6) an analysis of the relative profitability of the management agreement to Lord Abbett; (7) information provided by Lord Abbett regarding the investment management fees Lord Abbett receives from its other advisory clients maintaining accounts with a similar investment strategy as the Fund; (8) information regarding the distribution arrangements of the Fund; and (9) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management Services Generally. The Board considered the investment management services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all applicable legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest that may result from being engaged in other lines of business. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other.

Investment Performance. The Board reviewed the Fund’s investment performance in relation to that of the performance peer group as of various periods ended August 31, 2013. The Board observed that the Fund’s investment performance was below the median of the performance peer group for the one-year and ten-year periods and above the median for the three-year and five-year periods.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of its investment objective and discipline. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s investment management staff, Lord Abbett’s investment methodology and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining investment management personnel.

30

Approval of Advisory Contract (continued)

Nature and Quality of Other Services. The Board considered the nature, quality, costs, and extent of compliance, administrative, and other services performed by Lord Abbett and the Distributor and the nature and extent of Lord Abbett’s supervision of third party service providers, including the Fund’s transfer agent and custodian.

Expenses. The Board considered the expense level of the Fund and the expense levels of the expense peer group. It also considered the projected expense levels and how those levels would relate to those of the expense peer group and the amount and nature of the fees paid by shareholders. The Board observed that the overall expense level of the Fund was above the median of the expense peer group.

Profitability. The Board considered the level of Lord Abbett’s profits in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered any profits realized by Lord Abbett in connection with the operation of the Fund, including the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund, and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other business segments of Lord Abbett, which may benefit from or be related to the Fund’s business. The Board considered Lord Abbett’s profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett’s ability to recruit and retain investment personnel. The Board recognized that Lord Abbett’s profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to the Fund. The Board concluded that Lord Abbett’s profitability as to the Fund was not excessive.

Economies of Scale. The Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale. The Board concluded that the existing management fee schedule, with its breakpoint or breakpoints in the level of the management fee, adequately addressed any economies of scale in managing the Fund.

Other Benefits to Lord Abbett. The Board considered the character and amount of fees paid by the Fund and the Fund’s shareholders to Lord Abbett and the Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that the Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees it receives, and receives a portion of the sales charges on sales and redemptions of some classes of shares. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectus of the Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of the Fund. The Board also took into consideration the investment research that Lord Abbett receives as a result of Fund brokerage transactions.

Alternative Arrangements. The Board considered whether, instead of approving continuation of the management agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. After considering all of the relevant factors, the Board unanimously found that continuation of the

31

Approval of Advisory Contract (concluded)

existing management agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the management agreement. In considering whether to approve the continuation of the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered.

32

Householding

The Company has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

33

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.	Lord Abbett Research Fund, Inc. Lord Abbett Growth Opportunities Fund	LAGOF-3-0514 (07/14)

2 0 1 4

L O R D  A B B E T T

S E M I A N N U A L

R E P O RT

Lord Abbett

Small Cap Value Fund

For the six-month period ended May 31, 2014

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Sector

4	Schedule of Investments

8	Statement of Assets and Liabilities

10	Statement of Operations

11	Statements of Changes in Net Assets

12	Financial Highlights

20	Notes to Financial Statements

29	Supplemental Information to Shareholders

Lord Abbett Research Fund
Lord Abbett Small Cap Value Fund

Semiannual Report

For the six-month period ended May 31, 2014

Daria L. Foster, Director, President and Chief Executive Officer of the Lord Abbett Funds, and E. Thayer Bigelow, Independent Chairman of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this overview of the performance of Lord Abbett Small Cap Value Fund for the six-month period ended May 31, 2014. For additional information about the Fund, please visit our Website at www.lordabbett.com, where you also can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our Website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Daria L. Foster

Director, President and Chief Executive Officer

1

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2013 through May 31, 2014).

Actual Expenses

For each class of the Fund, the first line of the tables on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 12/1/13 – 5/31/14” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of the Fund, the second line of the tables on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	12/1/13	5/31/14	12/1/13 - 5/31/14
Class A
Actual	$1,000.00	$1,004.90	$6.30
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.65	$6.34
Class B
Actual	$1,000.00	$1,001.30	$9.78
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.16	$9.85
Class C
Actual	$1,000.00	$1,001.60	$9.78
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.16	$9.85
Class F
Actual	$1,000.00	$1,005.80	$5.30
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.65	$5.34
Class I
Actual	$1,000.00	$1,006.50	$4.80
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.14	$4.84
Class P
Actual	$1,000.00	$1,004.40	$7.05
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.90	$7.09
Class R2
Actual	$1,000.00	$1,003.20	$7.84
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.10	$7.90
Class R3
Actual	$1,000.00	$1,004.10	$7.19
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.75	$7.24

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.26% for Class A, 1.96% for Classes B and C, 1.06% for Class F, 0.96% for Class I, 1.41% for Class P, 1.56% for Class R2 and 1.44% for Class R3) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

May 31, 2014

Sector*	%**
Consumer Discretionary	9.08%
Consumer Staples	4.73%
Energy	7.17%
Financials	30.99%
Health Care	5.60%
Industrials	15.33%

Sector*	%**
Information Technology	12.48%
Materials	9.14%
Utilities	4.20%
Repurchase Agreement	1.28%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

3

Schedule of Investments (unaudited)

May 31, 2014

		Fair
		Value
Investments	Shares	(000)
COMMON STOCKS 99.33%

Aerospace & Defense 3.03%
Astronics Corp.*	205,129	$11,253
Hexcel Corp.*	684,800	28,111
Teledyne Technologies, Inc.*	338,300	32,061
Total		71,425

Airlines 1.16%
American Airlines
Group, Inc.*	682,721	27,418

Auto Components 1.69%
Gentherm, Inc.*	477,400	19,635
Tenneco, Inc.*	317,500	20,241
Total		39,876

Banks 16.02%
BBCN Bancorp, Inc.	1,261,600	19,239
Boston Private Financial Holdings, Inc.	1,767,100	22,336
City National Corp.	349,100	24,818
Columbia Banking System, Inc.	945,300	23,415
First Financial Holdings, Inc.	725,449	42,707
PacWest Bancorp	1,096,600	44,325
Prosperity Bancshares, Inc.	325,400	18,916
Renasant Corp.	646,709	17,894
Signature Bank*	195,900	22,689
Square 1 Financial, Inc. Class A*	11,300	213
SVB Financial Group*	257,400	27,143
UMB Financial Corp.	449,000	24,785
Umpqua Holdings Corp.	1,955,400	32,401
ViewPoint Financial Group, Inc.	618,700	15,375
Western Alliance Bancorp*	1,797,300	41,122
Total		377,378

		Fair
		Value
Investments	Shares	(000)
Capital Markets 2.45%
Ares Management LP*	1,020,796	$19,395
Evercore Partners, Inc. Class A	219,700	12,093
Stifel Financial Corp.*	579,563	26,196
Total		57,684

Chemicals 2.33%
Minerals Technologies, Inc.	649,000	40,238
PolyOne Corp.	366,800	14,720
Total		54,958

Commercial Services & Supplies 0.73%
Mobile Mini, Inc.	397,100	17,294

Construction & Engineering 1.99%
EMCOR Group, Inc.	647,100	28,809
Primoris Services Corp.	621,500	18,005
Total		46,814

Construction Materials 0.24%
Caesarstone Sdot-Yam Ltd.
(Israel)(a)	125,775	5,682

Containers & Packaging 2.02%
AptarGroup, Inc.	307,300	20,463
Berry Plastics Group, Inc.*	613,700	14,490
Silgan Holdings, Inc.	258,200	12,608
Total		47,561

Electric: Utilities 1.84%
Cleco Corp.	180,600	9,397
IDACORP, Inc.	620,200	34,005
Total		43,402

Electrical Equipment 0.67%
Encore Wire Corp.	325,800	15,834

4	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

May 31, 2014

		Fair
		Value
Investments	Shares	(000)
Electronic Equipment, Instruments & Components 5.02%
Anixter International, Inc.	102,400	$10,547
Cognex Corp.*	315,147	11,345
Coherent, Inc.*	615,000	36,888
Littelfuse, Inc.	377,700	33,109
Rogers Corp.*	423,639	26,376
Total		118,265

Energy Equipment & Services 3.74%
Bristow Group, Inc.	327,969	24,919
Frank’s International NV (Netherlands)(a)	497,500	11,861
GulfMark Offshore, Inc. Class A	493,000	22,880
Superior Energy Services, Inc.	855,600	28,397
Total		88,057

Food & Staples Retailing 1.87%
Andersons, Inc. (The)	407,004	20,733
Casey’s General Stores, Inc.	328,000	23,363
Total		44,096

Food Products 2.88%
Darling Ingredients, Inc.*	1,881,950	37,620
Diamond Foods, Inc.*	763,300	24,388
Pinnacle Foods, Inc.	188,800	5,911
Total		67,919

Gas Utilities 2.39%
New Jersey Resources Corp.	475,800	26,174
Piedmont Natural Gas Co., Inc.	237,600	8,503
South Jersey Industries, Inc.	373,900	21,507
Total		56,184

		Fair
		Value
Investments	Shares	(000)
Health Care Equipment & Supplies 1.63%
Analogic Corp.	214,000	$14,620
Greatbatch, Inc.*	138,600	6,474
West Pharmaceutical Services, Inc.	410,000	17,257
Total		38,351

Health Care Providers & Services 3.62%
Hanger, Inc.*	368,371	11,191
HealthSouth Corp.	614,400	21,578
MEDNAX, Inc.*	405,500	23,369
Team Health Holdings, Inc.*	574,000	29,142
Total		85,280

Health Care Technology 0.39%
Allscripts Healthcare
Solutions, Inc.*	622,200	9,171

Hotels, Restaurants & Leisure 1.86%
Cheesecake Factory, Inc. (The)	535,900	24,582
Jack in the Box, Inc.	331,700	19,149
Total		43,731

Household Durables 0.72%
La-Z-Boy, Inc.	695,253	16,978

Information Technology Services 1.53%
ExlService Holdings, Inc.*	442,400	12,538
Jack Henry & Associates, Inc.	404,200	23,439
Total		35,977

Insurance 3.91%
Allied World Assurance Co. Holdings AG (Switzerland)(a)	730,400	27,390
Argo Group International Holdings Ltd.	371,700	18,009
HCC Insurance Holdings, Inc.	381,700	17,932
Hilltop Holdings, Inc.*	1,024,400	21,256
Maiden Holdings Ltd.	607,913	7,441
Total		92,028

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(continued)

May 31, 2014

		Fair
		Value
Investments	Shares	(000)
Machinery 4.60%
Barnes Group, Inc.	1,213,229	$45,351
Oshkosh Corp.	747,400	40,397
TriMas Corp.*	644,300	22,621
Total		108,369

Marine 1.13%
Kirby Corp.*	239,700	26,499

Media 1.32%
Cinemark Holdings, Inc.	984,700	31,038

Metals & Mining 2.06%
Commercial Metals Co.	1,078,700	19,147
Reliance Steel & Aluminum Co.	407,900	29,348
Total		48,495

Oil, Gas & Consumable Fuels 3.48%
Laredo Petroleum, Inc.*	1,069,800	29,601
Rice Energy, Inc.*	621,600	19,724
Sanchez Energy Corp.*	947,400	32,619
Total		81,944

Paper & Forest Products 2.54%
Boise Cascade Co.*	945,700	24,739
KapStone Paper and Packaging Corp.*	1,210,800	35,174
Total		59,913

Real Estate Investment Trusts 6.47%
First Industrial Realty Trust, Inc.	1,397,930	25,918
LaSalle Hotel Properties	1,117,500	36,866
Parkway Properties, Inc.	620,300	12,387
Pebblebrook Hotel Trust	1,183,800	42,072
Retail Opportunity Investments Corp.	995,600	15,731
STAG Industrial, Inc.	806,900	19,325
Total		152,299

		Fair
		Value
Investments	Shares	(000)
Real Estate Management & Development 1.69%
Kennedy-Wilson Holdings, Inc.	1,608,000	$39,830

Road & Rail 1.49%
Ryder System, Inc.	405,200	35,167

Semiconductors & Semiconductor Equipment 3.16%
Spansion, Inc. Class A*	654,600	12,470
Synaptics, Inc.*	387,901	26,408
Teradyne, Inc.	1,991,100	35,442
Total		74,320

Software 1.57%
Mentor Graphics Corp.	1,743,300	36,941

Specialty Retail 3.55%
ANN, Inc.*	714,300	27,765
Chico’s FAS, Inc.	403,600	6,119
Genesco, Inc.*	346,900	25,979
Penske Automotive Group, Inc.	512,900	23,860
Total		83,723

Technology Hardware, Storage & Peripheral 1.28%
Electronics for Imaging, Inc.*	743,800	30,265

Thrifts & Mortgage Finance 0.65%
Essent Group Ltd.*	772,600	15,413

Trading Companies & Distributors 0.61%
WESCO International, Inc.*	169,500	14,479

Total Common Stocks (cost $1,664,006,534)		2,340,058

6	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

May 31, 2014

	Principal	Fair
	Amount	Value
Investments	(000)	(000)
SHORT-TERM INVESTMENT 1.28%

Repurchase Agreement
Repurchase Agreement dated 5/30/2014, Zero Coupon due 6/2/2014 with Fixed Income Clearing Corp. collateralized by $31,260,000 of U.S. Treasury Note at 0.625% due 11/30/2017; value: $30,929,769; proceeds: $30,318,886 (cost $30,318,886)	$30,319	$30,319
Total Investments in Securities 100.61% (cost $1,694,325,420)		2,370,377
Liabilities in Excess of Other Assets (0.61)%		(14,463)
Net Assets 100.00%		$2,355,914

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of May 31, 2014 in valuing the Fund’s investments carried at fair value(1):

	Level 1	Level 2	Level 3	Total
Investment Type(2)(3)	(000)	(000)	(000)	(000)
Common Stocks	$2,340,058	$—	$—	$2,340,058
Repurchase Agreement	—	30,319	—	30,319
Total	$2,340,058	$30,319	$—	$2,370,377

(1)	Refer to note 2(h) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the period ended May 31, 2014.

See Notes to Financial Statements.	7

Statement of Assets and Liabilities (unaudited)

May 31, 2014

ASSETS:
Investments in securities, at fair value (cost $1,694,325,420)	$2,370,376,715
Receivables:
Investment securities sold	16,277,628
Capital shares sold	1,830,238
Dividends	1,573,512
Prepaid expenses and other assets	78,756
Total assets	2,390,136,849
LIABILITIES:
Payables:
Investment securities purchased	27,407,187
Capital shares reacquired	3,317,411
Management fee	1,506,001
Directors’ fees	446,628
12b-1 distribution fees	339,611
Fund administration	81,204
To affiliate (See Note 3)	27,445
Accrued expenses	1,097,265
Total liabilities	34,222,752
NET ASSETS	$2,355,914,097
COMPOSITION OF NET ASSETS:
Paid-in capital	$1,431,543,365
Distributions in excess of net investment income	(485,047)
Accumulated net realized gain on investments	248,804,484
Net unrealized appreciation on investments	676,051,295
Net Assets	$2,355,914,097

8	See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)(concluded)

May 31, 2014

Net assets by class:
Class A Shares	$872,083,676
Class B Shares	$3,846,961
Class C Shares	$42,166,215
Class F Shares	$29,796,173
Class I Shares	$1,269,377,986
Class P Shares	$129,181,379
Class R2 Shares	$161,344
Class R3 Shares	$9,300,363
Outstanding shares by class:
Class A Shares (300 million shares of common stock authorized, $.001 par value)	26,538,412
Class B Shares (30 million shares of common stock authorized, $.001 par value)	145,112
Class C Shares (20 million shares of common stock authorized, $.001 par value)	1,589,336
Class F Shares (30 million shares of common stock authorized, $.001 par value)	906,148
Class I Shares (200 million shares of common stock authorized, $.001 par value)	35,659,449
Class P Shares (50 million shares of common stock authorized, $.001 par value)	4,006,166
Class R2 Shares (30 million shares of common stock authorized, $.001 par value)	5,007
Class R3 Shares (30 million shares of common stock authorized, $.001 par value)	287,614
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$32.86
Class A Shares-Maximum offering price (Net asset value plus sales charge of 5.75%)	$34.86
Class B Shares-Net asset value	$26.51
Class C Shares-Net asset value	$26.53
Class F Shares-Net asset value	$32.88
Class I Shares-Net asset value	$35.60
Class P Shares-Net asset value	$32.25
Class R2 Shares-Net asset value	$32.22
Class R3 Shares-Net asset value	$32.34

See Notes to Financial Statements.	9

Statement of Operations (unaudited)

For the Six Months Ended May 31, 2014

Investment income:
Dividends	$17,627,585
Total investment income	17,627,585
Expenses:
Management fee	10,839,613
12b-1 distribution plan-Class A	1,595,510
12b-1 distribution plan-Class B	21,925
12b-1 distribution plan-Class C	212,558
12b-1 distribution plan-Class F	16,412
12b-1 distribution plan-Class P	330,429
12b-1 distribution plan-Class R2	744
12b-1 distribution plan-Class R3	22,983
Shareholder servicing	2,246,374
Fund administration	590,913
Subsidy (See Note 3)	213,131
Reports to shareholders	72,394
Directors’ fees	70,949
Registration	53,719
Custody	36,286
Professional	31,770
Other	34,833
Gross expenses	16,390,543
Expense reductions (See Note 8)	(1,165)
Net expenses	16,389,378
Net investment income	1,238,207
Net realized and unrealized gain (loss):
Net realized gain on investments	248,267,359
Net change in unrealized appreciation/depreciation on investments	(227,795,678)
Net realized and unrealized gain	20,471,681
Net Increase in Net Assets Resulting From Operations	$21,709,888

10	See Notes to Financial Statements.

Statements of Changes in Net Assets

INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended May 31, 2014 (unaudited)	For the Year Ended November 30, 2013
Operations:
Net investment income	$1,238,207	$7,071,433
Net realized gain on investments	248,267,359	834,482,484
Net change in unrealized appreciation/depreciation on investments	(227,795,678)	197,648,012
Net increase in net assets resulting from operations	21,709,888	1,039,201,929
Distributions to shareholders from:
Net investment income
Class A	—	(9,106,295)
Class C	—	(64,809)
Class F	(16,607)	(509,970)
Class I	(2,802,819)	(18,526,508)
Class P	—	(1,048,215)
Class R2	—	(28,482)
Class R3	—	(57,505)
Net realized gain
Class A	(277,385,635)	(28,188,535)
Class B	(1,291,461)	(165,109)
Class C	(11,631,329)	(1,003,927)
Class F	(9,415,420)	(1,183,708)
Class I	(380,080,796)	(39,673,471)
Class P	(38,645,196)	(4,316,043)
Class R2	(61,099)	(155,121)
Class R3	(2,185,460)	(265,780)
Total distributions to shareholders	(723,515,822)	(104,293,478)
Capital share transactions (Net of share conversions) (See Note 12):
Net proceeds from sales of shares	217,974,011	496,471,086
Reinvestment of distributions	672,761,954	96,343,411
Cost of shares reacquired	(1,292,792,124)	(1,486,077,065)
Net decrease in net assets resulting from capital share transactions	(402,056,159)	(893,262,568)
Net increase (decrease) in net assets	(1,103,862,093)	41,645,883
NET ASSETS:
Beginning of period	$3,459,776,190	$3,418,130,307
End of period	$2,355,914,097	$3,459,776,190
Undistributed (distributions in excess of) net investment income	$(485,047)	$1,096,172

See Notes to Financial Statements.	11

Financial Highlights

	Class A Shares
	Six Months
	Ended
	5/31/2014		Year Ended 11/30
	(unaudited)		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$42.09		$32.24	$29.68	$28.93	$22.87	$18.32
Investment operations:
Net investment income (loss)(a)	(.01)		.02	.18	(.07)	— (b)	(.02)
Net realized and unrealized gain	.19		10.81	2.38	.82	6.06	4.62
Total from investment operations	.18		10.83	2.56	.75	6.06	4.60
Distributions to shareholders from:
Net investment income	—		(.24)	—	— (b)	—	(.05)
Net realized gain	(9.41)		(.74)	—	—	—	—
Total distributions	(9.41)		(.98)	—	— (b)	—	(.05)
Net asset value, end of period	$32.86		$42.09	$32.24	$29.68	$28.93	$22.87
Total Return(c)	.49	%(d)	34.52%	8.63%	2.60%	26.50%	25.15%
Ratios to Average Net Assets:
Expenses, including expense reductions	.63	%(d)	1.23%	1.23%	1.23%	1.25%	1.24%
Expenses, excluding expense reductions	.63	%(d)	1.23%	1.23%	1.23%	1.25%	1.24%
Net investment income (loss)	(.03	)%(d)	.05%	.57%	(.22)%	(.01)%	(.08)%

Supplemental Data:
Net assets, end of period (000)	$872,084		$1,253,920	$1,247,956	$1,470,064	$1,608,846	$1,393,870
Portfolio turnover rate	15.54	%(d)	71.13%	28.91%	41.95%	42.28%	68.63%
(a)	Calculated using average shares outstanding during the period.
(b)	Amount is less than $.01.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.

12	See Notes to Financial Statements.

Financial Highlights (continued)

	Class B Shares
	Six Months
	Ended
	5/31/2014		Year Ended 11/30
	(unaudited)		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$35.87		$27.57	$25.56	$25.09	$19.97	$16.07
Investment operations:
Net investment loss(a)	(.11)		(.19)	(.04)	(.25)	(.17)	(.12)
Net realized and unrealized gain	.16		9.23	2.05	.72	5.29	4.02
Total from investment operations	.05		9.04	2.01	.47	5.12	3.90
Distributions to shareholders from:
Net realized gain	(9.41)		(.74)	—	—	—	—
Net asset value, end of period	$26.51		$35.87	$27.57	$25.56	$25.09	$19.97
Total Return(b)	.13	%(c)	33.64%	7.82%	1.87%	25.64%	24.27%
Ratios to Average Net Assets:
Expenses, including expense reductions	.98	%(c)	1.92%	1.93%	1.92%	1.95%	1.94%
Expenses, excluding expense reductions	.98	%(c)	1.92%	1.93%	1.92%	1.95%	1.94%
Net investment loss	(.39	)%(c)	(.61)%	(.15)%	(.91)%	(.73)%	(.73)%

Supplemental Data:
Net assets, end of period (000)	$3,847		$4,938	$6,406	$9,612	$14,612	$15,917
Portfolio turnover rate	15.54	%(c)	71.13%	28.91%	41.95%	42.28%	68.63%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	13

Financial Highlights (continued)

	Class C Shares
	Six Months
	Ended
	5/31/2014		Year Ended 11/30
	(unaudited)		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$35.89		$27.63	$25.61	$25.14	$20.01	$16.10
Investment operations:
Net investment loss(a)	(.11)		(.21)	(.03)	(.24)	(.17)	(.13)
Net realized and unrealized gain	.16		9.26	2.05	.71	5.30	4.04
Total from investment operations	.05		9.05	2.02	.47	5.13	3.91
Distributions to shareholders from:
Net investment income	—		(.05)	—	—	—	—
Net realized gain	(9.41)		(.74)	—	—	—	—
Total distributions	(9.41)		(.79)	—	—	—	—
Net asset value, end of period	$26.53		$35.89	$27.63	$25.61	$25.14	$20.01
Total Return(b)	.16	%(c)	33.56%	7.89%	1.87%	25.64%	24.29%
Ratios to Average Net Assets:
Expenses, including expense reductions	.98	%(c)	1.93%	1.92%	1.92%	1.95%	1.94%
Expenses, excluding expense reductions	.98	%(c)	1.93%	1.92%	1.92%	1.95%	1.94%
Net investment loss	(.39	)%(c)	(.65)%	(.12)%	(.90)%	(.72)%	(.77)%

Supplemental Data:
Net assets, end of period (000)	$42,166		$44,246	$37,988	$41,597	$46,980	$46,275
Portfolio turnover rate	15.54	%(c)	71.13%	28.91%	41.95%	42.28%	68.63%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

14	See Notes to Financial Statements.

Financial Highlights (continued)

	Class F Shares
	Six Months
	Ended
	5/31/2014		Year Ended 11/30
	(unaudited)		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$42.10		$32.26	$29.64	$28.90	$22.80	$18.30
Investment operations:
Net investment income(a)	.03		.09	.26	— (b)	.05	— (b)
Net realized and unrealized gain	.18		10.81	2.36	.80	6.05	4.62
Total from investment operations	.21		10.90	2.62	.80	6.10	4.62
Distributions to shareholders from:
Net investment income	(.02)		(.32)	—	(.06)	—	(.12)
Net realized gain	(9.41)		(.74)	—	—	—	—
Total distributions	(9.43)		(1.06)	—	(.06)	—	(.12)
Net asset value, end of period	$32.88		$42.10	$32.26	$29.64	$28.90	$22.80
Total Return(c)	.58	%(d)	34.81%	8.84%	2.76%	26.75%	25.39%
Ratios to Average Net Assets:
Expenses, including expense reductions	.53	%(d)	1.03%	1.03%	1.04%	1.05%	1.03%
Expenses, excluding expense reductions	.53	%(d)	1.03%	1.03%	1.04%	1.05%	1.03%
Net investment income (loss)	.08	%(d)	.24%	.83%	.01%	.19%	(.02)%

Supplemental Data:
Net assets, end of period (000)	$29,796		$46,280	$52,084	$32,597	$27,236	$22,387
Portfolio turnover rate	15.54	%(d)	71.13%	28.91%	41.95%	42.28%	68.63%
(a)	Calculated using average shares outstanding during the period.
(b)	Amount is less than $.01.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.	15

Financial Highlights (continued)

	Class I Shares
	Six Months
	Ended
	5/31/2014		Year Ended 11/30
	(unaudited)		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$44.83		$34.28	$31.46	$30.67	$24.17	$19.38
Investment operations:
Net investment income(a)	.04		.14	.30	.03	.08	.05
Net realized and unrealized gain	.21		11.49	2.52	.85	6.42	4.87
Total from investment operations	.25		11.63	2.82	.88	6.50	4.92
Distributions to shareholders from:
Net investment income	(.07)		(.34)	—	(.09)	—	(.13)
Net realized gain	(9.41)		(.74)	—	—	—	—
Total distributions	(9.48)		(1.08)	—	(.09)	—	(.13)
Net asset value, end of period	$35.60		$44.83	$34.28	$31.46	$30.67	$24.17
Total Return(b)	.65	%(c)	34.93%	8.96%	2.84%	26.89%	25.55%
Ratios to Average Net Assets:
Expenses, including expense reductions	.48	%(c)	.93%	.93%	.93%	.95%	.94%
Expenses, excluding expense reductions	.48	%(c)	.93%	.93%	.93%	.95%	.94%
Net investment income	.12	%(c)	.35%	.88%	.09%	.30%	.21%

Supplemental Data:
Net assets, end of period (000)	$1,269,378		$1,923,378	$1,862,546	$1,855,748	$1,692,837	$1,231,291
Portfolio turnover rate	15.54	%(c)	71.13%	28.91%	41.95%	42.28%	68.63%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

16	See Notes to Financial Statements.

Financial Highlights (continued)

	Class P Shares
	Six Months
	Ended
	5/31/2014		Year Ended 11/30
	(unaudited)		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$41.50		$31.79	$29.31	$28.62	$22.66	$18.15
Investment operations:
Net investment income (loss)(a)	(.04)		(.03)	.13	(.11)	(.04)	(.05)
Net realized and unrealized gain	.20		10.66	2.35	.80	6.00	4.57
Total from investment operations	.16		10.63	2.48	.69	5.96	4.52
Distributions to shareholders from:
Net investment income	—		(.18)	—	—	—	(.01)
Net realized gain	(9.41)		(.74)	—	—	—	—
Total distributions	(9.41)		(.92)	—	—	—	(.01)
Net asset value, end of period	$32.25		$41.50	$31.79	$29.31	$28.62	$22.66
Total Return(b)	.44	%(c)	34.32%	8.46%	2.41%	26.30%	24.94%
Ratios to Average Net Assets:
Expenses, including expense reductions	.71	%(c)	1.38%	1.38%	1.38%	1.40%	1.39%
Expenses, excluding expense reductions	.71	%(c)	1.38%	1.38%	1.38%	1.40%	1.39%
Net investment income (loss)	(.11	)%(c)	(.09)%	.42%	(.37)%	(.16)%	(.23)%

Supplemental Data:
Net assets, end of period (000)	$129,181		$174,584	$192,603	$231,655	$295,973	$261,914
Portfolio turnover rate	15.54	%(c)	71.13%	28.91%	41.95%	42.28%	68.63%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	17

Financial Highlights (continued)

	Class R2 Shares
	Six Months
	Ended
	5/31/2014		Year Ended 11/30
	(unaudited)		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$41.51		$31.81	$29.37	$28.72	$22.77	$18.29
Investment operations:
Net investment income (loss)(a)	(.06)		.01	.09	(.11)	(.11)	(.10)
Net realized and unrealized gain	.18		10.57	2.35	.76	6.06	4.62
Total from investment operations	.12		10.58	2.44	.65	5.95	4.52
Distributions to shareholders from:
Net investment income	—		(.14)	—	—	—	(.04)
Net realized gain	(9.41)		(.74)	—	—	—	—
Total distributions	(9.41)		(.88)	—	—	—	(.04)
Net asset value, end of period	$32.22		$41.51	$31.81	$29.37	$28.72	$22.77
Total Return(b)	.32	%(c)	34.08%	8.31%	2.26%	26.13%	24.77%
Ratios to Average Net Assets:
Expenses, including expense reductions	.78	%(c)	1.53%	1.53%	1.56%	1.54%	1.52%
Expenses, excluding expense reductions	.78	%(c)	1.53%	1.53%	1.56%	1.54%	1.52%
Net investment income (loss)	(.19	)%(c)	.04%	.28%	(.38)%	(.41)%	(.48)%

Supplemental Data:
Net assets, end of period (000)	$161		$268	$6,910	$7,205	$78	$86
Portfolio turnover rate	15.54	%(c)	71.13%	28.91%	41.95%	42.28%	68.63%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

18	See Notes to Financial Statements.

Financial Highlights (concluded)

	Class R3 Shares
	Six Months
	Ended
	5/31/2014		Year Ended 11/30
	(unaudited)		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$41.60		$31.85	$29.38	$28.69	$22.73	$18.29
Investment operations:
Net investment income (loss)(a)	(.04)		(.05)	.12	(.11)	(.04)	(.06)
Net realized and unrealized gain	.19		10.70	2.35	.80	6.00	4.60
Total from investment operations	.15		10.65	2.47	.69	5.96	4.54
Distributions to shareholders from:
Net investment income	—		(.16)	—	—	—	(.10)
Net realized gain	(9.41)		(.74)	—	—	—	—
Total distributions	(9.41)		(.90)	—	—	—	(.10)
Net asset value, end of period	$32.34		$41.60	$31.85	$29.38	$28.69	$22.73
Total Return(b)	.41	%(c)	34.30%	8.41%	2.41%	26.22%	24.94%
Ratios to Average Net Assets:
Expenses, including expense reductions	.72	%(c)	1.42%	1.42%	1.42%	1.45%	1.44%
Expenses, excluding expense reductions	.72	%(c)	1.42%	1.42%	1.42%	1.45%	1.44%
Net investment income (loss)	(.12	)%(c)	(.14)%	.39%	(.37)%	(.16)%	.30%

Supplemental Data:
Net assets, end of period (000)	$9,300		$12,162	$11,635	$10,907	$5,190	$1,995
Portfolio turnover rate	15.54	%(c)	71.13%	28.91%	41.95%	42.28%	68.63%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	19

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Research Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law on April 6, 1992. The Company currently consists of three separate funds. This report covers one of the funds and its classes: Small-Cap Value Series (“Small Cap Value Fund” or the “Fund”).

The Fund’s investment objective is long-term capital appreciation. The Fund has eight classes of shares: Class A, B, C, F, I, P, R2 and R3, each with different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class B, C, F, I, P, R2 and R3 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in the Fund’s prospectus); Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted. The Fund is open to certain new investors on a limited basis as set forth in the Fund’s prospectus. The Fund no longer issues Class B shares for purchase. The Fund’s Class P shares are closed to substantially all investors, with certain exceptions as set forth in the Fund’s prospectus.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee and approved by the Board. The Pricing Committee considers a number

Notes to Financial Statements (unaudited)(continued)

of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest income on the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended November 30, 2010 through November 30, 2013. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the Funds within the Company on a pro rata basis by relative net assets. Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C, F, P, R2 and R3 shares bear their class-specific share of all expenses and fees relating to the Fund’s 12b-1 Distribution Plan.

(f)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on investments on the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized gain on investments in unaffiliated issuers on the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of

Notes to Financial Statements (unaudited)(continued)

operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

(g)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(h)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk—for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of May 31, 2014 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the six months then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Financial Statements (unaudited)(continued)

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the following annual rates:

First $2 billion	.75%
Over $2 billion	.70%

For the six months ended May 31, 2014, the effective management fee was at an annualized rate of 0.74% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets.

The Fund, along with certain other funds managed by Lord Abbett (collectively, the “Underlying Funds”), has entered into a Servicing Arrangement with Lord Abbett Alpha Strategy Fund of Lord Abbett Securities Trust (a “Fund of Funds”), pursuant to which the Underlying Fund pays a portion of the expense (excluding management fees and distribution and service fees) of the applicable Fund of Funds in proportion to the average daily value of the Underlying Fund shares owned by each Fund of Funds. Amounts paid pursuant to the Servicing Arrangement are included in Subsidy expense on the Fund’s Statement of Operations and Payable to affiliate on the Fund’s Statement of Assets and Liabilities.

As of May 31, 2014, the percentage of the Fund’s outstanding shares owned by Lord Abbett Alpha Strategy Fund was 10.42%.

12b-1 Distribution Plan

The Fund has adopted a distribution plan with respect to Class A, B, C, F, P, R2 and R3 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The following annual rates have been approved by the Board pursuant to the plan:

Fees*	Class A	Class B	Class C	Class F	Class P	Class R2	Class R3
Service	.25%	.25%	.25%	—	.25%	.25%	.25%
Distribution	.05%	.75%	.75%	.10%	.20%	.35%	.25%

*	The Fund may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. (“FINRA”) sales charge limitations.

Class I shares do not have a distribution plan.

Commissions

Distributor received the following commissions on sales of shares of the Fund, after concessions were paid to authorized dealers, for the six months ended May 31, 2014:

Distributor Commissions	Dealers’ Concessions
$37,159	$203,682

Notes to Financial Statements (unaudited)(continued)

Distributor received CDSCs of $184 and $1,097 for Class A and Class C shares, respectively, for the six months ended May 31, 2014.

A Director and certain of the Company’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended May 31, 2014 and the fiscal year ended November 30, 2013 was as follows:

	Six Months Ended 5/31/2014 (unaudited)	Year Ended 11/30/2013
Distributions paid from:
Ordinary income	$71,403,937	$29,330,235
Net long-term capital gains	652,111,885	74,963,243
Total distributions paid	$723,515,822	$104,293,478

As of May 31, 2014, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$1,695,065,191
Gross unrealized gain	682,091,643
Gross unrealized loss	(6,780,119)
Net unrealized security gain	$675,311,524

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain securities and wash sales.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended May 31, 2014 were as follows:

Purchases	Sales
$454,225,202	$1,528,464,103

There were no purchases or sales of U.S. Government securities for the six months ended May 31, 2014.

Notes to Financial Statements (unaudited)(continued)

6.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). These disclosure requirements are intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. In addition, FASB issued Accounting Standards Update No. 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” (“ASU 2013-01”), specifying which transactions are subject to disclosures about offsetting.

The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the statement of assets and liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between the Fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the statement of assets and liabilities across transactions between the Fund and the applicable counterparty:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreement	$30,318,886	$—	$30,318,886
Total	$30,318,886	$—	$30,318,886

		Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$30,318,886	$—	$—	$(30,318,886)	$—
Total	$30,318,886	$—	$—	$(30,318,886)	$—

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net Amount represents the amount owed to the Fund by each counterparty as of May 31, 2014.

7.	DIRECTORS’ REMUNERATION

The Company’s officers and a Director, who are associated with Lord Abbett, do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

Notes to Financial Statements (unaudited)(continued)

8.	EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

9.	LINE OF CREDIT

During the six months ended May 31, 2014, the Fund and certain other funds managed by Lord Abbett (the “Participating Funds”) participated in an unsecured revolving credit facility (“Facility”) with State Street Bank and Trust Company (“SSB”). The Facility is to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The amounts available under the Facility are (i) the lesser of either $250,000,000 or 33.33% of total assets per Participating Fund and (ii) $350,000,000 in the aggregate for all Participating Funds. The annual fee to maintain the Facility during the period was .09% of the amount available under the Facility. Each Participating Fund pays its pro rata share based on the net assets of each participating fund. This amount is included in Other expenses on the Fund’s Statement of Operations. Any borrowings under this Facility will bear interest at current market rates as set forth in the credit agreement.

Subsequent to the six months ended May 31, 2014, the Facility was renewed for the Participating Funds. Effective June 30, 2014, the Participating Funds are subject to graduated borrowing limits of one-third of Fund assets (if Fund assets are less than $750 million), $250 million, $300 million, or $350 million based on past borrowings and likelihood of future borrowings. Each Participating Fund bears its ratable share of the $525,000 annual Facility fee based on the maximum amount the Fund can borrow under the Facility.

As of May 31, 2014, there were no loans outstanding under the Facility.

10.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

11.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with small company value stocks. The value of an investment will fluctuate in response to movements in the equity securities market in general and to the changing prospects of individual companies in which the Fund invests. Small company value stocks may perform differently than the market as a whole and other types of stocks, such as large company stocks or growth stocks. The market may fail to recognize the intrinsic value of particular value stocks for a long time. In addition, small cap company stocks may be more volatile and less liquid than large cap company stocks. Also, if the Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

These factors can affect the Fund’s performance.

Notes to Financial Statements (unaudited)(continued)

12.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended May 31, 2014 (unaudited)		Year Ended November 30, 2013
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	2,737,984	$91,211,155	5,129,907	$186,569,254
Converted from Class B*	11,897	391,340	42,571	1,547,735
Reinvestment of distributions	7,687,485	251,918,889	1,050,275	33,598,304
Shares reacquired	(13,687,842)	(456,797,686)	(15,139,331)	(555,902,777)
Decrease	(3,250,476)	$(113,276,302)	(8,916,578)	$(334,187,484)

Class B Shares
Shares sold	3,975	$109,222	5,445	$179,548
Reinvestment of distributions	46,768	1,240,293	5,789	158,860
Shares reacquired	(28,584)	(770,183)	(56,166)	(1,729,227)
Converted to Class A*	(14,725)	(391,340)	(49,771)	(1,547,735)
Increase (decrease)	7,434	$187,992	(94,703)	$(2,938,554)

Class C Shares
Shares sold	188,347	$5,078,508	61,449	$1,980,852
Reinvestment of distributions	315,798	8,381,268	27,590	757,626
Shares reacquired	(147,761)	(3,951,996)	(231,075)	(7,263,109)
Increase (decrease)	356,384	$9,507,780	(142,036)	$(4,524,631)

Class F Shares
Shares sold	171,592	$5,680,509	237,584	$8,585,192
Reinvestment of distributions	214,774	7,035,990	38,136	1,217,697
Shares reacquired	(579,595)	(19,903,658)	(790,861)	(30,739,857)
Decrease	(193,229)	$(7,187,159)	(515,141)	$(20,936,968)

Class I Shares
Shares sold	2,991,431	$107,787,954	7,114,851	$272,587,932
Reinvestment of distributions	10,248,517	363,309,951	1,610,986	54,741,286
Shares reacquired	(20,483,863)	(754,169,624)	(20,155,168)	(780,309,881)
Decrease	(7,243,915)	$(283,071,719)	(11,429,331)	$(452,980,663)

Class P Shares
Shares sold	204,364	$6,717,517	595,391	$21,355,336
Reinvestment of distributions	1,200,646	38,636,814	169,783	5,363,447
Shares reacquired	(1,605,306)	(52,870,973)	(2,616,780)	(93,676,049)
Decrease	(200,296)	$(7,516,642)	(1,851,606)	$(66,957,266)

Class R2 Shares
Shares sold	843	$27,619	9,279	$327,573
Reinvestment of distributions	1,657	53,303	5,779	182,905
Shares reacquired	(3,943)	(127,025)	(225,807)	(8,199,961)
Decrease	(1,443)	$(46,103)	(210,749)	$(7,689,483)

Notes to Financial Statements (unaudited)(concluded)

	Six Months Ended May 31, 2014 (unaudited)		Year Ended November 30, 2013
Class R3 Shares	Shares	Amount	Shares	Amount
Shares sold	41,413	$1,361,527	137,353	$4,885,399
Reinvestment of distributions	67,724	2,185,446	10,208	323,286
Shares reacquired	(113,891)	(4,200,979)	(220,461)	(8,256,204)
Decrease	(4,754)	$(654,006)	(72,900)	$(3,047,519)

*	Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

Approval of Advisory Contract

The Board of Directors of the Fund, including all of the Directors who are not interested persons of the Fund or of Lord Abbett, annually considers whether to approve the continuation of the existing management agreement between the Fund and Lord Abbett. In connection with its most recent approval, the Board reviewed materials relating specifically to the management agreement, as well as numerous materials received throughout the course of the year, including information about the Fund’s investment performance compared to the performance of its benchmark. Before making its decision as to the Fund, the Board had the opportunity to ask questions and request further information, taking into account its familiarity with Lord Abbett gained through its meetings and discussions. These meetings and discussions included the examination of the portfolio management team conducted by members of the Contract Committee, the deliberations of the Contract Committee, and discussions between the Contract Committee and Lord Abbett’s management.

The materials received by the Board included, but were not limited to: (1) information provided by Morningstar Associates, LLC (“Morningstar”) regarding the investment performance of the Fund compared to the investment performance of a group of funds in the same Morningstar investment category (the “performance peer group”) and the investment performance of one or more appropriate benchmarks; (2) information provided by Morningstar regarding the expense ratios, contractual and effective management fee rates, and other expense components for the Fund and one or more groups of funds in the same Morningstar category, with the same share classes and operational characteristics, including asset size (the “expense peer group”); (3) information provided by Lord Abbett on the projected expense ratios, management fee rates, and other expense components for the Fund; (4) sales and redemption information for the Fund; (5) information regarding Lord Abbett’s financial condition; (6) an analysis of the relative profitability of the management agreement to Lord Abbett; (7) information provided by Lord Abbett regarding the investment management fees Lord Abbett receives from its other advisory clients maintaining accounts with a similar investment strategy as the Fund; (8) information regarding the distribution arrangements of the Fund; and (9) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management Services Generally. The Board considered the investment management services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all applicable legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest that may result from being engaged in other lines of business. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other.

Investment Performance. The Board reviewed the Fund’s investment performance in relation to that of the performance peer group as of various periods ended August 31, 2013. The Board observed that the Fund’s investment performance was below the median of the performance peer group for the one-year, three-year, and five-year periods and above the median for the ten-year period.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of its investment objective and discipline. Among other things, the Board considered the size, experience, and turnover of Lord

Approval of Advisory Contract (continued)

Abbett’s investment management staff, Lord Abbett’s investment methodology and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining investment management personnel.

Nature and Quality of Other Services. The Board considered the nature, quality, costs, and extent of compliance, administrative, and other services performed by Lord Abbett and the Distributor and the nature and extent of Lord Abbett’s supervision of third party service providers, including the Fund’s transfer agent and custodian.

Expenses. The Board considered the expense level of the Fund and the expense levels of the expense peer group. It also considered the projected expense levels and how those levels would relate to those of the expense peer group and the amount and nature of the fees paid by shareholders. The Board observed that the overall expense level of the Fund was below the median of the expense peer group.

Profitability. The Board considered the level of Lord Abbett’s profits in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered any profits realized by Lord Abbett in connection with the operation of the Fund, including the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund, and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other business segments of Lord Abbett, which may benefit from or be related to the Fund’s business. The Board considered Lord Abbett’s profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett’s ability to recruit and retain investment personnel. The Board recognized that Lord Abbett’s profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to the Fund. The Board concluded that Lord Abbett’s profitability as to the Fund was not excessive.

Economies of Scale. The Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale. The Board concluded that the existing management fee schedule, with its breakpoint or breakpoints in the level of the management fee, adequately addressed any economies of scale in managing the Fund.

Other Benefits to Lord Abbett. The Board considered the character and amount of fees paid by the Fund and the Fund’s shareholders to Lord Abbett and the Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that the Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees it receives, and receives a portion of the sales charges on sales and redemptions of some classes of shares. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectus of the Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of the Fund. The Board also took into consideration the investment research that Lord Abbett receives as a result of Fund brokerage transactions.

Approval of Advisory Contract (concluded)

Alternative Arrangements. The Board considered whether, instead of approving continuation of the management agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the management agreement. In considering whether to approve the continuation of the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered.

Householding

The Company has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.
Lord Abbett Research Fund, Inc.
Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.	Small-Cap Value Series	LARF-3-0514 (07/14)

Item 2:	Code of Ethics.
Not applicable.

Item 3:	Audit Committee Financial Expert.
Not applicable.

Item 4:	Principal Accountant Fees and Services.
Not applicable.

Item 5:	Audit Committee of Listed Registrants.
Not applicable.

Item 6:	Investments.
Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.
Not applicable.

Item 11:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:          Exhibits.

(a)(1)	Code of Ethics. Not applicable.

(a)(2)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT RESEARCH FUND, INC.

By: /s/ Daria L. Foster

Daria L. Foster

President and Chief Executive Officer

Date: July 29, 2014

By: /s/ Joan A. Binstock

Joan A. Binstock

Chief Financial Officer and Vice President

Date: July 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Daria L. Foster

Daria L. Foster

President and Chief Executive Officer

Date: July 29, 2014

By: /s/ Joan A. Binstock

Joan A. Binstock

Chief Financial Officer and Vice President

Date: July 29, 2014